Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	CHINA SUNERGY CO., LTD.
Entity Central Index Key	0001396247
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	267,287,253
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 183,312,417	$ 209,478,864
Restricted cash	266,610,884	84,434,680
Accounts receivable, net of allowance for doubtful accounts of $15,869,894 and $63,006,093 in 2011 and 2012, respectively	77,188,944	152,285,987
Advance to suppliers	5,320,346	5,418,925
Amounts due from related parties	67,006,828	634,058
Inventories	83,855,621	43,977,417
Project assets	4,761,014	9,203,936
Deferred tax assets	1,727,054	6,416,008
VAT receivable	18,837,716	39,910,040
Income tax receivable		2,604,397
Restricted cash-collateral account	2,097,340
Convertible senior notes issuance cost	15,934
Prepaid expense and other current assets	7,737,138	6,984,968
Total current assets	678,471,236	561,349,280
Property, plant and equipment, net	205,706,724	164,535,473
Prepaid land use rights	28,547,417	23,359,916
Intangible assets, net	1,986,621	4,838,946
Deferred tax assets	5,455,564	17,598,302
Restricted cash-collateral account		1,654,240
Convertible senior notes issuance cost		980,683
Amount due from related parties		29,621,962
Other long-term assets	2,917,781	5,969,825
TOTAL ASSETS	923,085,343	809,908,627
Current liabilities:
Short-term bank borrowings	463,554,185	286,887,593
Current portion of long-term borrowings	48,865,064	35,328,572
Accounts payable	128,347,074	47,720,422
Notes payable	38,495,824	56,206,154
Amounts due to related parties	70,582,470	57,609,521
Accrued payroll and welfare	3,501,553	4,296,061
Accrued expenses and other current liabilities	13,897,901	9,740,666
Deferred tax liability	518,592	786,358
Income tax payable	338,209
Collateral account payable	2,097,340
Convertible senior notes	1,500,000
Total current liabilities	771,698,212	498,575,347
Long-term debt	122,859,120	125,438,845
Collateral account payable		1,654,240
Deferred tax liability	437,507	1,045,435
Convertible senior notes		27,500,000
Accrued warranty cost	17,163,711	14,763,321
Other liabilities	4,606,816	1,845,025
Total liabilities	916,765,366	670,822,213
Commitments and contingencies (Note 18)
Equity:
Ordinary share (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2011 and 2012)	26,729	26,729
Additional paid-in capital	185,367,042	185,366,825
Accumulated deficit	(214,587,069)	(81,006,405)
Accumulated other comprehensive income	35,523,388	34,699,265
Total equity attributable to China Sunergy Co. Ltd.	6,330,090	139,086,414
Non-controlling interests	(10,113)
Total equity	6,319,977	139,086,414
TOTAL LIABILITIES AND EQUITY	$ 923,058,343	$ 809,908,627

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 63,006,093	$ 15,869,894
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	463,247,600	463,247,600
Ordinary shares, shares issued	267,287,253	267,287,253
Ordinary shares, shares outstanding	267,287,253	267,287,253

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales	$ 292,721,361	$ 566,291,755	$ 517,219,177
Cost of sales	(293,914,163)	(564,474,123)	(424,916,666)
Gross profit (loss)	(1,192,802)	1,817,632	92,302,511
Selling and marketing expenses	(20,055,854)	(19,148,678)	(5,466,805)
General and administrative expenses	(75,874,984)	(41,182,119)	(17,518,189)
Research and development expenses	(8,608,874)	(6,718,265)	(3,345,644)
Goodwill impairment loss		(14,806,586)
Total operating expenses	(104,539,712)	(81,855,648)	(26,330,638)
Income (loss) from operations	(105,732,514)	(80,038,016)	65,971,873
Interest expense	(28,838,328)	(23,458,361)	(9,065,363)
Interest income	6,154,813	2,505,432	1,161,685
Changes in fair value of derivatives	(369,309)	(5,173,903)	2,919,710
Other income (expense), net	11,486,938	(1,899,809)	(3,686,488)
Income (loss) before income taxes	(117,298,400)	(108,064,657)	57,301,417
Income tax benefit (expense)	(16,295,221)	13,771,962	(5,567,162)
Net income (loss)	(133,593,621)	(94,292,695)	51,734,255
Less: Net loss attributable to the non-controlling interest	(12,957)
Net income (loss) attributable to ordinary shareholders of China Sunergy Co., Ltd	(133,580,664)	(94,292,695)	51,734,255
Net income (loss) per share:
Basic	$ (0.55)	$ (0.39)	$ 0.22
Diluted	$ (0.55)	$ (0.39)	$ 0.21
Share used in calculating basic income (loss) per share	240,701,253	240,701,253	240,545,811
Share used in calculating diluted income (loss) per share	240,701,253	240,701,253	262,009,223
Third parties [Member]
Sales	286,889,060	556,121,653	250,957,135
Cost of sales	(288,004,932)	(556,741,244)	(214,299,556)
Related parties [Member]
Sales	5,832,301	10,170,102	266,262,042
Cost of sales	$ (5,909,231)	$ (7,732,879)	$ (210,617,110)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (133,593,621)	$ (94,292,695)	$ 51,734,255
Other comprehensive income:
Foreign currency translation adjustments, net of tax impact nil for 2010, 2011 and 2012	824,167	6,678,512	6,812,403
Comprehensive income (loss)	(132,769,454)	(87,614,183)	58,546,658
Less: Comprehensive loss attributable to noncontrolling interest	12,913
Comprehensive income (loss) attributable to ordinary shareholders of China Sunergy Co., Ltd	$ (132,756,541)	$ (87,614,183)	$ 58,546,658

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Subscription receivable [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2009	$ 167,718,651	$ 26,729	$ 185,336,850	$ (405,313)	$ (38,447,965)	$ 21,208,350
Balance, shares at Dec. 31, 2009		267,287,253
Share-based compensation	543,510		543,510
Net income (loss)	51,734,255				51,734,255
Others			(405,313)	405,313
Other comprehensive income	6,812,403					6,812,403
Balance at Dec. 31, 2010	226,808,819	26,729	185,475,047		13,286,290	28,020,753
Balance, shares at Dec. 31, 2010		267,287,253
Share-based compensation	(108,222)		(108,222)
Net income (loss)	(94,292,695)				(94,292,695)
Other comprehensive income	6,678,512					6,678,512
Balance at Dec. 31, 2011	139,086,414	26,729	185,366,825		(81,006,405)	34,699,265
Balance, shares at Dec. 31, 2011		267,287,253
Share-based compensation	217		217
Net income (loss)	(133,593,621)				(133,580,664)		(12,957)
Other comprehensive income	824,167					824,123	44
Non-contolling interest capital injection	2,800						2,800
Balance at Dec. 31, 2012	$ 6,319,977	$ 26,729	$ 185,367,042		$ (214,587,069)	$ 35,523,388	$ (10,113)
Balance, shares at Dec. 31, 2012		267,287,253

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (133,593,621)	$ (94,292,695)	$ 51,734,255
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	19,872,497	20,600,715	12,842,241
Bad debt provision	47,400,809	12,267,390	1,021,669
Share-based compensation	217	(108,222)	543,510
Loss from disposal of property, plant and equipment	10,152	1,211,206	120,048
Goodwill impairment loss		14,806,586
Inventory write-down	6,925,478	7,765,270	2,539,538
Loss (gain) on changes in fair value of derivatives	369,309	5,173,903	(2,919,710)
Gain on repurchase of convertible senior notes	(10,348,750)	(7,440,000)
Amortization of convertible senior notes issuance cost and share-lending arrangement	964,749	1,630,061	1,000,395
Others	152,554	(223,638)
Changes in operating assets and liabilities:
Accounts receivable	27,649,693	(99,447,828)	(3,475,821)
Amounts due from related parties	(36,750,808)	12,321,646	(20,253,111)
Advance to suppliers	(48,681)	(3,084,559)	168,096
Inventories	(46,803,682)	20,491,706	(26,043,931)
Project assets	4,442,922	(9,203,936)
Prepaid expenses and other current assets and VAT tax receivable	20,023,346	(28,866,090)	(6,726,868)
Other long-term assets	2,899,490	(4,841,421)
Deferred tax assets	15,955,998	(17,460,955)	(777,610)
Accounts payable	49,643,649	17,775,265	7,297,823
Amount due to related parties	12,972,949	47,037,344	6,197,471
Accrued expenses and other liabilities	5,434,253	6,191,965	7,101,932
Income tax payable	2,942,606	(8,766,593)	6,344,771
Prepaid land use rights	(5,825,188)	(12,618,645)	(5,626,346)
Net cash provided by (used in) operating activities	(15,612,697)	(112,912,407)	30,752,160
Investing activities:
Acquisition of subsidiaries			(46,048,500)
Cash assumed upon acquisition			15,964,351
Purchases of property, plant and equipment	(44,288,415)	(60,676,805)	(14,630,862)
Subsidy received from local government to purchase plant and equipment	3,018,154
Proceeds from disposal of property, plant and equipment		26,933
Change in restricted cash	(142,176,204)	553,448	(7,102,851)
Net cash used in investing activities	(183,446,465)	(60,096,424)	(51,817,862)
Financing activities:
Repurchase of convertible senior notes	(15,651,250)	(9,060,000)
Proceeds from short-term bank borrowings	653,773,767	587,785,523	133,567,729
Proceeds from long-term bank borrowings	46,137,937	204,792,588	30,199,160
Repayment of short-term bank borrowings	(513,096,521)	(522,582,754)	(168,391,955)
Net cash provided by (used in) financing activities	171,163,933	260,935,357	(4,625,066)
Effect of exchange rate changes on cash and cash equivalents	1,728,782	15,084,268	8,304,136
Net increase (decrease) in cash and cash equivalents	(26,166,447)	103,010,794	(17,386,632)
Cash and cash equivalents at the beginning of the year	209,478,864	106,468,070	123,854,702
Cash and cash equivalents at the end of the year	183,312,417	209,478,864	106,468,070
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	27,671,213	23,157,984	6,674,234
Income taxes paid	1,014	12,455,586	1,580,299
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	443,100	(16,867,340)	(1,949,640)
Purchase of property, plant and equipment included in accounts payable	21,972,470	8,699,797	5,827,699
Major assets acquired and liabilities assumed upon acquisition:
Accounts receivable (net)			45,124,386
Amount due from related parties			78,365,265
Inventories			30,023,910
Other current Assets (excluding cash acquired)			45,077,777
Property, plant and equipment (net)			10,255,200
Accounts payable			44,997,729
Amount due to related parties			74,737,639
Other current liabilities			$ 77,981,754

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Sunergy Co., Ltd. (the "Company" or "China Sunergy Cayman") was incorporated under the laws of the Cayman Islands on August 4, 2006. The Company and its subsidiaries (collectively referred to as the "Group") are principally engaged in the design, development, manufacturing and marketing of solar cells and modules in the People's Republic of China (the "PRC") and overseas markets.

As of December 31, 2012, the Company's subsidiaries include the following entities:

		Date of
		Incorporation	Percentage of
Subsidiaries' Name	Principal Activities	or acquisition	Ownership	Place of Incorporation

China Sunergy Co., Ltd.	Investment Holding	January 27, 2006	100%	British Virgin Islands
("China Sunergy BVI")
China Sunergy (Hong Kong) Co.,Limited	Investment Holding	December 7, 2007	100%	Hong Kong
("Sunergy Hong Kong")
China Sunergy Europe Gmbh	Marketing Service	November 27, 2007	100%	Germany
China Sunergy (Nanjing) Co., Ltd.	Solar cells manufacturing	August 2, 2004	100%	PRC
("Sunergy Nanjing")
China Sunergy (Shanghai) Co., Ltd.	Solar cells manufacturing	November 1, 2007	100%	PRC
("Sunergy Shanghai")
CEEG (Shanghai) Solar Science	Modules manufacturing	November 1, 2010	100%	PRC
Technology Co., Ltd. ("SST")
CEEG (Nanjing) Renewable	Modules manufacturing	November 1, 2010	100%	PRC
Energy Co.,Ltd ("NRE")
China Sunergy (US) Clean Tech Inc	Sales & Marketing service	April 8, 2011	100%	US
CSUN Trading (Hong Kong)	Trading	May 4, 2011	100%	Hong Kong
Co., Limited
China Sunergy	Solar cell	June 30, 2011	100%	PRC
(Yangzhou) Co., Ltd	Manufacturing and R&D
China Sunergy	Photovoltaic project's	August 5, 2011	100%	Luxembourg
Luxembourg S.A	Engineering& sales
CSUN International (Hong Kong)			100%	Hong Kong
Co., Ltd	Invest Holding	March 22, 2012
CSUN Holding (Luxembourg) s.a.r.l	Invest Holding	April 26, 2012	100%	Luxembourg
CSUN Renewable Energy
(France) S.A.R.L	Marketing service	May 29, 2012	100%	France
CSUN Holding UK LTD	Photovoltaic project's	July 17, 2012	100%	UK
	Engineering & sales
CSUN Italy S.R.L	Marketing service	August 29, 2012	100%	Italy
Hami Huiteng Solar Power Co., Ltd	Photovoltaic project's	August 29, 2012	100%	PRC
	Engineering and sales
CSUN Eurasia Energy Systems	Modules manufacturing	November 12, 2012	80%	Turkey
Industry and Trade Inc.
CSUN Eurasia Energy Technologies	Solar cells manufacturing	November 12, 2012	80%	Turkey
Industry and Trade Inc.
AEE Renewable UK 6 Limited	Photovoltaic Project	October 2012	100%	UK
AEE Renewable UK 7 Limited	Photovoltaic Project	October 2012	100%	UK

On November 1, 2010, Sunergy Nanjing acquired all equity interests of SST and NRE. See Note 3 "Business acquisitions" for details.

The Group established China Sunergy Luxembourg S.A. in 2011 and CSUN Holding UK LTD in 2012 and began entering into arrangements to develop commercial solar power systems ("project assets"). The details of the project assets are discussed in Note 2(h).

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business is dependent on, among other things, the Group's ability to generate cash flows from operations, and the Group's ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The following factors raise doubt about the Group's ability to continue as a going concern for the foreseeable future.

• The solar industry is being negatively impacted by a number of factors including excess capacity, reduction of government incentives in key solar markets, higher import tariffs and the European debt crisis. These factors have contributed to declining average selling prices for our products. Since December 31, 2010, the Group's average selling price of modules has fallen from $1.92/watt to $0.74/watt in 2012.

• For the year ended December 31, 2012, the Group incurred an operating loss of $105.7 million and for the year ended December 31, 2011 a loss from operations of $80.0 million.

• During the year December 31, 2012, the Group experienced negative cash flow of $15.6 million from operations.

• As of December 31, 2012, the Group's current liabilities exceed our current assets by $93.2 million. While the Group had cash and cash equivalents of $183.3 million and restricted cash of $226.6 million, it had short-term bank borrowings of $463.6 million, all due within one year and the current portion of long-term debt amounting to $48.9 million.

These factors are mitigated by the following plans and actions:

•The Group has taken a number of cost reduction initiatives. Since the second half of 2011, the Group has implemented its business strategy of cost reduction through research and development efforts at each stage of its vertically integrated manufacturing process and economies of scale through expanding its solar module business. At the end of 2012, as a result of the relocation of certain of the Group's manufacturing capacity to Turkey, the shipment costs to the European market will be reduced.

• While there can be no assurance that the Group will be able to refinance its short-term bank borrowings as they become due, historically, the Group has renewed or rolled over most of its short-term bank loans upon the maturity date of the loans and has assumed it will continue to be able to do so. From January 1, 2013 to March 31, 2013, the Group renewed short-term bank borrowings of $41.4 million for one more year.

•The Group has obtained non-binding letters of support from two major state-owned non-retail banks who expressed their intentions to continue providing financial support to the Group, including possible extensions or renewal of existing loans, which will become due in the fourth quarter of 2013.

•The Group has obtained a written legally binding letter of support, in which one of the Group's related parties with common ultimate investors, China Electric Equipment Group Co., Limited, agrees to provide necessary financial support to the Group so as to allow them to repay all their financial obligations as they fall due within 12 months from January 1, 2013.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Group's working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

(b)	Basis of consolidation

The consolidated financial statements include the assets, liabilities, revenues and expenses of the Group. All intercompany transactions and balances have been eliminated on consolidation.

(c)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the consolidated financial statements include valuation allowances of deferred tax assets, contingent liabilities related to outstanding legal proceedings, inventory valuation, allowance on accounts receivable and supplier advances, provision of warranty costs, assumptions used in calculating the fair value of an embedded derivative in foreign exchange forward contracts, forfeiture rate of options, purchase price allocations and the useful lives for property, plant and equipment, intangible assets and impairment of long-lived assets and goodwill.

(d)	Cash and cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash represents bank deposits for securing letters of credit, letter of guarantee, bank promissory notes, foreign exchange forward contracts and bank guarantees that are not available for use in operations.

(e)	Fair value of financial instruments

Assets and liabilities that are recorded at fair value on a recurring basis reflect fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. The Company applies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

•	Level 1 - Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•	Level 2 - Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•	Level 3 -Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates.

(f)	Accounts receivable and allowance for doubtful accounts

Accounts receivable are recognized and carried at the original transaction amount less allowance for doubtful accounts. The Group maintains allowance for doubtful accounts for uncollectible accounts receivable. Estimates of anticipated losses from doubtful accounts are based on days past due, historical collection and other factors.

(g)	Inventories

Inventories are stated at the lower of cost or market value. Cost of purchased raw material is determined using the weighted-average method and cost of work-in-progress and finished good is determined using stand cost method.

The Group estimates excess and slow moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

(h)	Project assets

Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power project. These costs include modules and development costs. While the project assets are not constructed for a specific customer, the Group intends to sell the project assets upon their completion. Due to the development, construction, and sale timeframe of the Group's solar projects, they are expected to be sold within the next 12 months and are reclassified as current assets.

Project assets consisted of the following:

	At December 31,
	2011	2012
	$	$

Project assets - Module cost	$3,643,086	$-
Project assets - Development	$5,560,850	$4,761,014

Total	$9,203,936	$4,761,014

The Group reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Group considers a number of factors, including changes in environmental, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease. There was no impairment charge recognized during the years ended December 31, 2011 and 2012.

(i)	Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Machinery	10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Leasehold improvements	over the shorter of the lease term or their estimated useful lives

Costs incurred in constructing new facilities, including progress payments and other costs related to construction, are capitalized and transferred to property, plant and equipment on completion, at which time depreciation commences. Interest cost incurred and capitalized in respect of construction of new facilities amounted to $115,748, $1,290,561 and $3,180,454 for the years ended December 31, 2010, 2011 and 2012, respectively.

(j)	Prepaid land use rights

Prepaid land use rights are recorded at cost and are amortized ratably over 50 years, according to the term of the land use right agreement.

(k)	Intangible assets, net

Intangible assets consist primarily of customer relationships acquired in business combinations and are amortized on a straight-line basis over 3 years. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the "contractual-legal" or "separability" criterion. Intangible assets are recognized and measured at fair value upon acquisition.

(l)	Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment in November.

In 2011, the Group fully impaired the goodwill of $14.8 million based on the annual goodwill impairment test results. No impairment of goodwill was recorded in 2010 or 2012.

(m)	Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

There was no impairment charge recognized during the years ended December 31, 2010, 2011 and 2012.

(n)	Derivative financial instruments

The Group entered into certain foreign exchange forward contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with sales contracts denominated in Euro or U.S. dollar. The Group recognizes all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheets. The derivatives do not qualify for hedge accounting and, as a result, the changes in fair value of the derivatives are recognized in the statement of operations.

(o)	Income taxes

The Group accounts for income taxes using the asset and liability method whereby it calculates deferred tax assets or liabilities for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

The Group determines whether or not a tax position is "more-likely-than-not" of being sustained upon audit based solely on the technical merits of the position. The Company records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations. At December 31, 2010, 2011 and 2012, the Group had recorded no uncertain tax benefits. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

(p)	Revenue recognition

Sales of solar cells and modules are recorded when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is reasonably assured. Delivery is considered to have occurred when the risks, rewards and ownership of the products are transferred from the Group to its customers. The majority of the Group's sales contracts include the shipping terms Free on Board ("FOB") and Cost, Insurance and Freight ("CIF"). Based on the nature of these shipping terms, the Group's obligation to deliver has been fulfilled when the goods pass over the ship's rail at the named port of shipment which is specified in each contract.

Customers do not have any general rights of return, but may be allowed to exchange for goods that are not defective for a 30 to 45 day period. The Group has recorded the estimated replacement costs, which have been immaterial for all periods, in cost of revenue upon recognition of revenue. A portion of the Group's sales to domestic customers require the customers to prepay before delivery has occurred. Such prepayments are recorded as accrued expenses and other current liabilities in the consolidated balance sheets until delivery has occurred. A majority of the Group's contracts with overseas customers are written such that the customer takes title and assumes the risks and rewards of ownership of the products upon shipment. Accordingly, the Group recognizes revenue upon documentary evidence of shipment, assuming all other criteria have been met.

Taxes collected from customers and remitted to governmental authorities are excluded from revenues and such taxes are presented on a net basis.

(q)	Buy-and-sell arrangements

In 2010, the Group entered into arrangements wherein the Group purchases raw material silicon wafers and sells poly silicon or solar cells to the same counterparties. These arrangements are to maintain the quantity and quality of our silicon wafer supply, which are a key input into the production of solar cells.

In 2011, the Group entered into an arrangement whereby the Group sells solar wafers or solar cells, to a third party, and purchases finished goods, including solar cells or solar modules from this third party. The group entered into this transaction in order to ensure the quality of the finished goods it was purchasing.

In 2012, the Group entered into arrangements whereby the Group sells solar wafers or solar modules and purchase solar cells from the same counterparties. These arrangements are all to maintain the quantity and quality of the Group's solar cell supply, which ware a key input into the production of solar modules.

Based on the substance of the arrangements, the Group records such transactions at the market value.

Transactions under buy-and-sell arrangement are as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Sell:
Polysilicon	12,962,514	-	-
Solar wafer	-	1,126,939	7,459,649
Solar cell	1,078,520	2,409,196	-
Solar module	-	-	1,148,789
Purchase:
Solar wafer	62,506,786	-	-
Solar cell	-	6,562,641	26,887,923
Solar module	-	12,523,974	-

(r)	Cost of revenue

Cost of revenue includes production and indirect costs, as well as warranty costs.

(s)	Research and development

Research and development costs are expensed when incurred.

(t)	Advertising expenses

Advertising costs are expensed as incurred. The Group incurred advertising costs amounting to $795,162, $1,756,612 and $2,665,486 for the years ended December 31,2010, 2011 and 2012, respectively.

(u)	Shipping and handling cost

Shipping and handling cost for products sold are expensed as incurred and included in sales and marketing expense. The Group incurred shipping and handling cost amounting to $1,109,010, $4,172,910 and $3,747,564 for the years ended December 31,2010, 2011 and 2012, respectively.

(v)	Warranty cost

Solar modules are typically sold with up to 25 year warranty against specified declines in the initial minimum power generation capacity at the time of sale. In addition, the Group provides warranty for solar modules against defects in materials and workmanship for a period of five years or ten years from the date of sale.

The Group currently accrues for all product warranties on a cumulative basis, based on its best estimate to date. The Group estimates the cost of warranties to be approximately 1.0% of solar module sales and includes that amount in cost of revenues. The Group makes such estimate based on a number of factors including; i) the nature of the warranties provided, which are consistent with industry practice, ii) actual claim expenses incurred, iii) internal testing results, and iv) other assumptions that affect estimates of warranty costs, including industry data for warranty claim activities and academic research. The Group acknowledges that such estimates require significant judgment and the Group will continue to analyze its claim history, academic research and internal testing results and the performance of its products compared to the Group's competitors in determining the adequacy of warranty accruals. An increase or decrease of 0.1% accrual rate, applicable to sales of solar module, would have resulted in a corresponding increase or decrease in warranty expense of $0.3 million for the year ended December 31, 2012.

The movement of the Group's accrued warranty costs is summarized below:

	Years ended December 31,
	2010	2011	2012
	$	$	$

Beginning balance	513,459	8,630,604	14,763,321
Increase due to acquisition of SST & NRE	6,376,107	-	-
Addition	1,741,038	6,233,291	2,760,248
Claimed	-	(100,574)	(359,858)

Ending balance	8,630,604	14,763,321	17,163,711

(w)	Government grants

Government grants are recognized when received and all the conditions for their receipt have been met. Government grants are recognized as income in the period in which the related expenditures are recorded. Capital grants for the acquisition of equipment are recorded as a liability until earned and then offset against the related capital assets.

(x)	Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("US dollar"). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange in effect at the balance sheet dates. Transactions denominated in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in other income (expense), net in the statements of operations.

The financial records of the Group's subsidiaries are maintained in their local currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated at the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of comprehensive income.

(y)	Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners and is comprised of net income (loss) and foreign currency translation adjustments.

(z)	Foreign currency risk

The functional currency of the Group's subsidiaries which operate in the PRC is Renminbi ("RMB"). The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group's aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to USD equivalent of $182,448,391 and $278,303,903 at December 31, 2011 and 2012, respectively.

(aa)	Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable and advance to suppliers. The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

The Group performs ongoing credit evaluations of customers and suppliers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and advances and factors surrounding the credit risk of specific customers and suppliers.

The following table sets forth the changes in allowance for doubtful accounts:

	Years ended December 31,
	2010	2011	2012
	$	$	$

Opening balance	(7,386,030)	(3,213,378)	(15,869,894)
Addition due to acquisition	(374,776)	-	-
Addition	(1,240,666)	(12,267,390)	(47,400,809)
Write-off	5,996,375	86,052	361,049
Effect of exchange rate change in foreign currency	(208,281)	(475,178)	(96,439)

Ending balance	(3,213,378)	(15,869,894)	(63,006,093)

There are no third party customers accounting for 10% or more of total revenue for the years ended December 31, 2010, 2011 or 2012.

Accounts receivable from customers accounting for 10% or more of total gross accounts receivable are as follows:

Name of Customer	At December 31,
	2011	2012

Company A	13%	*
Company B	10%	*
Company C	*	22%

* Less than 10%

(bb)	Net income (loss) per share

Basic income (loss) per share is computed by dividing income(loss) attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Generally, ordinary share equivalents are excluded from the computation in loss periods as their effects would be anti-dilutive.

For the years ended December 31, 2010, 2011 and 2012, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings (loss) per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Years ended December 31,
	2010	2011	2012
	$	$	$

Outstanding options and restricted shares	965,214	676,744	344,190
Assumed conversion of convertible senior notes	-	13,414,632	4,811,408

Total	965,214	14,091,376	5,155,598

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to ordinary shareholders- for the calculation of basic income (loss) per share	$51,734,255	$(94,262,695)	$(133,580,664)
Interest expense of convertible senior notes	$3,090,395	$-	$-

Net income (loss) attributable to ordinary shareholders- for the calculation of diluted income (loss) per share	$54,824,650	$(94,292,695)	$(133,580,664)

Weighted-average ordinary shares outstanding- for the calculation of basic income (loss) per share	240,545,811	240,701,253	240,701,253
Assumed conversion of convertible senior notes	21,463,412	-	-

Weighted-average ordinary shares outstanding- for the calculation of diluted income (loss) per share	262,009,223	240,701,253	240,701,253

Net income(loss) per share:
Basic	$0.22	$(0.39)	$(0.55)

Diluted	$0.21	$(0.39)	$(0.55)

(cc)	Share-based compensation

The Group recognizes the services received in exchange for awards of equity instruments based on the grant-date fair value of the award as determined by the Binomial option pricing model, net of estimated forfeitures. The estimated compensation cost is recognized using the straight-line method over the period the recipient is required to provide services per the conditions of the award. See Note 16, "Share-Based Compensation", for further details.

(dd)	Recently issued accounting pronouncements

On January 31, 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-01, which clarifies the offsetting disclosure requirements in ASU 2011-11. Under ASU 2013-01, the disclosure requirements would apply to derivative instruments accounted for in accordance with ASC 815, including bifurcated embedded derivatives. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those years. Retrospective application is required for all comparative periods presented. The Group will be required to adopt ASU 2013-01 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

In February 2013, the FASB issued ASU 2013-02, an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In March 2013, the FASB issued ASU 2013-05, an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an Investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2012
BUSINESS ACQUISITIONS [Abstract]
BUSINESS ACQUISITIONS
3.	BUSINESS ACQUISITIONS

On November 1st, 2010, Sunergy Nanjing acquired all of the equity interests of CEEG (Shanghai) Solar Science & Technology Co., Ltd. ("SST") and CEEG (Nanjing) Renewable Energy Co., Ltd. ("NRE"), both of which were related parties at the time of such transactions, from China Electric Equipment Group Co., Ltd., or CEEG, an entity controlled by Board Chairman Mr. Tingxiu Lu, and Sundex Holdings Limited, a company not affiliated with the Group, at a total consideration of approximately $46 million. SST and NRE integrate the research and development, production, sales and servicing of solar modules, with total annual production capacities of 480MW as of December 31, 2010. The acquisitions facilitate the implementation of corporate strategy to expand into downstream solar power business, including solar module and solutions businesses.

The following table summarizes the consideration paid for SST and NRE and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value of recognized intangible assets at the acquisition date:

Consideration	Amount
$

Total consideration paid in cash	46,048,500

Recognized amounts of identifiable assets acquired and liabilities assumed

		Amortization
	Amount	Period
	$	Years

Current assets	214,555,689
Liabilities assumed	(204,093,228)
Property, plant and equipment	10,255,200	5-10 years
Land use right	4,784,260	47.7 years
Order backlog	44,852	0.17 years
Customer relationship	8,073,439	3.00 years
Goodwill	14,806,586
Deferred tax liabilities	(2,378,298)

Total consideration	46,048,500

The goodwill of $14.8 million arising from the acquisition consists largely of the enhanced capabilities of expanding into the end user market through vertical integration.

The amount of SST and NRE's revenue and loss included in the Group's consolidated statements of operations for the year ended December 31, 2010 were $22,849,337 and $1,097,111, respectively.

The following table summarizes unaudited pro forma results of operation for the year ended December 31, 2010 assuming that all acquisitions occurred as of January 1, 2010. The pro forma results have been prepared for comparative purpose only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2010.

Years ended December 31,
2010
$
(Unaudited)

Pro forma revenue	690,988,454
Pro forma income (loss)	55,402,319
Pro forma income (loss) per share:
Basic	0.23
Diluted	0.21

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
4.	INVENTORIES

Inventories consist of the following:

	At December 31,
	2011	2012
	$	$

Raw materials	11,022,409	31,080,141
Work-in-process	4,438,970	9,379,249
Finished goods	28,516,038	43,396,231

Inventories	43,977,417	83,855,621

In 2010, 2011 and 2012, inventories were written down by $2,539,538, $7,765,270 and $6,925,478, respectively, to reflect the lower of cost or market adjustments.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
5.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	At December 31,
	2011	2012
	$	$

Buildings	23,904,165	24,236,755
Plant and machinery	127,386,626	133,014,758
Furniture, fixtures and equipment	9,931,517	10,524,286
Motor vehicles	1,268,321	1,617,620

	162,490,629	169,393,419
Less: Accumulated depreciation	(52,848,331)	(69,220,427)

	109,642,298	100,172,992
Construction in process	54,893,175	105,533,732

Property, plant and equipment, net	164,535,473	205,706,724

Depreciation expense was $12,068,824, $17,513,454 and $16,382,485 for the years ended December 31, 2010, 2011 and 2012, respectively.

PREPAID LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2012
PREPAID LAND USE RIGHTS, NET [Abstract]
PREPAID LAND USE RIGHTS, NET
6.	PREPAID LAND USE RIGHTS

	At December 31,
	2011	2012
	$	$

Prepaid land use rights, cost	24,261,289	30,086,477
Less: Accumulated amortization	(901,373)	(1,539,060)

Prepaid land use rights, net	23,359,916	28,547,417

In 2012, the Group acquired a land use right in Nanjing, Jiangsu Province from its related party, in the amount of $5.8 million, for its planned future expansion of its solar module manufacturing capacity.

Amortization expense was$169,248, $300,536 and $637,687 for the year ended December 31,2010, 2011 and 2012.

In 2013, 2014, 2015, 2016 and 2017, the Group will record annual amortization expense of approximately $648,608.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

	At December 31,
	2011	2012
	$	$

Customer relationships	8,073,439	8,073,439
Order backlog	44,852	44,852
Others	4,485	4,485

	8,122,776	8,122,776
Less: Accumulated amortization	(3,283,830)	(6,136,155)

Total	4,838,946	1,986,621

Intangible assets were acquired in 2010 through the business acquisition (see Note 3), and amortization expense was $497,105, $2,786,725 and $2,852,325 for the year ended December, 2010, 2011 and 2012, respectively. The amortization expense will be $1,986,621 in 2013.

BANK BORROWINGS	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS [Abstract]
BANK BORROWINGS

8.	BANK BORROWINGS

	At December 31,
	2011	2012
	$	$

Short-term bank borrowings	286,887,593	463,554,185
Current portion of long-term borrowings	35,328,572	48,865,064
Long-term bank borrowings	125,438,845	122,859,120

Total	447,655,010	635,278,369

The Group's short-term bank borrowings have annual average interest rates of 6.65% and 6.35% in year 2011 and 2012, respectively. These loans represent borrowings of the Group from various financial institutions. Each of these borrowings has a term of six months to one year, and expires at various times throughout the year.

The Group's long-term bank borrowings have annual average interest rates of 5.55%and 4.61% in year 2011 and 2012, respectively. These loans represent borrowings of the Group from the Import and Export Bank of China, China Development Bank and Shanghai Rural Commercial Bank, with a term of two to six years, which would expire between 2014 and 2018.

The short-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2011	2012
	$	$

China Electric Equipment Group Co., Ltd.
and Group chairman Mr. Tingxiu Lu	76.7	69.2
Group Chairman Mr. Tingxiu Lu and his stock rights
in China Electric Equipment Group Co., Ltd	-	50.0
Bank of Nanjing and China Electric Equipment Group Co., Ltd	31.7	39.8
China Electric Equipment Group Co., Ltd and Jiangsu Xinde
Asset Management Co., Ltd	20.6	19.7
Jiangsu Xinde Asset Management Co., Ltd	9.3	20.3
Land use right and machinery	3.6	7.2
Construction in progress	-	1.9
Fixed deposit	11.1	179.8

Total	153.0	387.9

The Group's long-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2011	2012
	$	$

Bank of Nanjing and China Electric Equipment Group Co., Ltd	39.7	-
Land use right and machinery	46.2	50.2
The Group and CEEG (Nanjing) Special Transformer Co., Ltd's
real estate, and CEEG (Jiangsu) Limited	-	31.8
Construction in progress	9.5	10.8

Total	95.4	92.8

The Group has short-term credit facilities of $612.9 million from various banks to facilitate its purchase of raw materials, of which $463.6 million were withdrawn with $149.3 million available to use as of December 31, 2012. The bank facilities contain no financial covenants. These short-term credit facilities are renewable annually upon mutual agreement between the parties.

The Group has a six year credit facility of $57.4 million to facilitate its new 200MW cell production lines and a three year credit facility of $30.0 million to be used to supplement working capital requirements from China Development Bank, which were fully withdrawn as of December 31, 2012.

The Group has a thirteen-month credit facility of $31.8 million and a two-year credit facility of $39.8 million from China Import & Export Bank to be used to supplement working capital requirements, which were fully withdrawn as of December 31, 2012.

The Group has a six-year credit facility of $12.7 million from Shanghai Rural Commercial Bank designed solely for capital expenditure purposes, which was fully withdrawn as of December 31, 2012.

These bank facilities have no restrictions as to its use and contain no financial covenants.

DERIVATIVES FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVES FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVES FINANCIAL INSTRUMENTS
9.	DERIVATIVE FINANCIAL INSTRUMENTS

The Group recorded a gain of $2.9 million, a loss of $5.2 million and a loss of $0.4 million relating to foreign exchange forward contracts that did not qualify for hedge accounting for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2011 and 2012, the Group had outstanding foreign exchange forward contracts with notional amounts of $2.6 million and $6.6 million, respectively, with an estimated fair value of $0.2 million and ($0.1) million, respectively. These forward contracts are recorded in prepaid expense and other current assets or accrued expense and other current liabilities on the consolidated balance sheet and the gain (loss) is recorded in changes in fair value of derivatives on the consolidated statements of operations.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
10.	Fair value measurement

Recurring change in fair value

As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at December 31, 2011
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign exchange forward contract	$249,139		$249,139

	Fair Value Measurements at December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Liability:
Foreign exchange forward contract	$(72,501)		$(72,501)

Non-recurring change in fair value

Given the market capitalization was significantly less than the net asset value as of December 31, 2011, the Group fully impaired the goodwill balance of $14.8 million in year 2011. As of December, 31 2012, the Group had no assets or liabilities remeasured at fair value on a nonrecurring basis during the current year.

Valuation techniques and classification

The following is a description of the fair value techniques used for instruments measured at fair value as well as the general classification of such instruments pursuant to the valuation hierarchy described above.

Foreign exchange forward contract: Quoted prices in active markets for identical assets are not available. The term of the forward contracts held by the Group is less than one year. Main inputs for these short-term forward contracts include foreign exchange rates, which are observable and can be obtained from third party professional pricing sources. These fair value measurements are classified as level 2.

The fair value measurement for goodwill is classified as Level 3 measurement. Fair value of the goodwill was determined by the Group based on the market approach. Determining the appropriate fair value model and calculating the fair value of these instruments requires the input of significant estimates and assumptions, some of which are unobservable.

As of December 31, 2012, the carrying amounts of accounts receivable, advance to suppliers, accounts payable, notes payable, advance from customers, amount due from (to) related parties and short-term borrowings approximated their fair values due to their short-term nature.

The carrying amount of the Group's outstanding convertible notes was $27.5 million and $1.5 million as of December 31, 2011 and 2012, and the estimated fair value of this debt was $3.0 million and $0.2 million as of December 31, 2011 and 2012, respectively, which were estimated using level 2 inputs such as the market quotes of similar issues.

The fair value estimates presented above are based on pertinent information available to management as of December 31, 2011 and 2012, respectively. Although management is not aware of any factors that would significantly affect these fair value estimates, such amounts have not been comprehensively revalued for purposes of these financial statements since those dates, and current estimates of fair value may differ significantly from the amounts presented.

CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SENIOR NOTES [Abstract]
CONVERTIBLE SENIOR NOTES
11.	Convertible Senior Notes

On July 1, 2008, the Company issued $54.5 million aggregate principal amount (includes $4.5 million from exercise of over-allotment option in full) of Convertible Senior Notes ("Convertible Notes" or "Notes") due June 15, 2013, with an interest rate of 4.75% per annum, payable in arrears semi-annually on June 15 and December 15, beginning on December 15, 2008.

Conversion

Each $1,000 principal amount of the Notes will initially be convertible into 27.10 American Depository Shares, or ADSs (each ADS representing18 ordinary shares), par value $0.0001 per share at a conversion price of $36.9, subject to adjustment. The Notes are convertible into a number of ADSs equal to the conversion rate, at any time prior to the close of business on the third business day immediately preceding the maturity date. Securities may be converted only in denominations of $1,000 principal amount and integral multiples thereof.

If Notes are converted in connection with a fundamental change, as defined in the agreement for the issuance of convertible senior notes, then the conversion rate of the Notes being converted shall be increased by an additional number of ADSs. The conversion rate, including any additional ADSs added to the conversion rate in connection with a fundamental change, will not exceed 32.52 ADSs (equal to a conversion price of $30.75 per ADS). Such maximum conversion rate will be appropriately adjusted for anti-dilution conversion rate adjustments.

Redemption

In the event of a fundamental change, holders have the option to require the Company to repurchase the entire principal amount of these Notes, or the portion thereof (which is $1,000 or an integral multiple thereof), at the fundamental change Repurchase Price, together with accrued interest to, but excluding the repurchase date.

In the event of default, the Trustee by notice to the Company or the Holders of at least 25% in principal amount of the Notes then outstanding by notice to the Company and the Trustee, may declare the Notes to be due and payable. Upon such declaration, the principal of, and accrued and unpaid interest (including any additional amounts) on all Notes shall be due and payable immediately.

Issuance costs for the Convertible Notes amounted to $4.3 million, and are being amortized through interest expense over the beneficiary period from July 2008 to June 2013, using the effective interest rate method. These capitalized costs are reported as deferred assets in Convertible bond issuance cost, and $0.7 million and $1.1 million and $0.7 million was amortized for the year ended December 31, 2010 and 2011 and 2012, respectively.

Concurrent with this offering, 1,477,000 ADSs were borrowed by an affiliate of the initial purchaser of the notes pursuant to an ADS lending agreement, and offered in a transaction registered under the Securities Act. This is designed to facilitate short sales and/or privately negotiated derivative transactions by which investors may elect to hedge their investments in the Convertible Notes.

The purpose of the arrangement, entered into with a third-party financial institution, was to provide potential investors with a means by which they could hedge their long-term exposure to the Group's equity underlying the conversion option. The Group has not received any significant cash from this arrangement, with the exception of cash collateral received from the counterparty which is included in the "restricted cash-collateral account" balance on our consolidated balance sheet.

The Loaned Shares must be returned to the Group by the earliest of (a) the maturity date of the Notes, June 15, 2013, (b) upon the Group's election to terminate the Share Lending Agreement at any time after the later of (i) the date on which the entire principal amount of the Notes ceases to be outstanding, and (ii) the date on which the entire principal amount of any additional convertible securities that the Group has in writing consented to permit the ADS Borrower to hedge under the Share Lending Agreement ceases to be outstanding, in each case, whether as a result of conversion, redemption, repurchase, cancellation or otherwise; and (c) the termination of the Share Lending Agreement. The Group is not required to make any payment to the underwriter of the Notes ("Underwriter") or the ultimate holder of the Notes ("the ADS Borrower") upon the return of the Loaned Shares.

The Underwriter has agreed to post collateral in cash, having a market value equal to at least 100% of the market value of the Loaned Shares during the term of the Share Lending Agreement. Otherwise, the Group can demand that the Underwriter transfer to the collateral agent, a deposit equal to 100% of the market value of the Loaned Shares to the Collateral Account, no later than the second following business day. The collateral agent will promptly give the Group a statement setting forth the Market Value of all Collateral upon the Group's reasonable request and the Group has the right to audit the Market Value of all Collateral.

The collateral agent is required to deliver to the Group any interest, distributions or dividends on the date of such interest, distribution or dividends are received. The Underwriter has agreed not to vote the Loaned Shares to the extent it is the shareholder of record. An ADS Borrower has the ability to vote without restriction.

A nominal lending fee of $0.0018 per ADS was received from the ADS borrower for the use of the borrowed ADSs. The ADS Borrower will be required to return the borrowed ADSs pursuant to the ADS lending agreement by the scheduled maturity date of the notes in June 2013. The loaned ADS were accounted for as being reflected at their par value in the common stock line item of the Group's balance sheet, with an offsetting reduction of additional paid in capital.

The Group used the proceeds from the issuance of the Convertible Notes for expansion of production capacity, for enhancement of research and development, and for general corporate purposes.

The Group has accounted for the Share Lending Agreement as the issuance of a written call option to the ADS Borrower for the fair value of the associated ADSs. The Group has recorded the call option at fair value, given the Group has no economic benefit associated with the issuance of the call option. The fair value of the call option upon issuance and subsequently is immaterial.

Although legally issued, the Group has not considered the Loaned Shares issued for accounting purposes. As a result, any cash collateral, to the extent posted by the ADS Borrower, is not considered attributable to the issuance of shares. To the extent cash collateral is posted, the Group recorded the cash as an asset on its balance sheet with an offsetting liability recorded to reflect the collateral receipt as the proceeds of a borrowing. The cash collateral posted as of December 31,2011 and 2012 is $1.7 million and $2.1 million which is recorded as an asset under restricted cash collateral account with an offsetting liability recorded in collateral accounts payable as of December 31, 2011 and 2012.

As of December, 31, 2012, the fair value of outstanding loaned shares was $2.1 million. As the loaned shares are not considered issued for accounting purposes, they were excluded from the number of outstanding ordinary shares used in calculating earnings (loss) per share.

The total issuance costs associated with the share-lending arrangement was $1.9 million with an immaterial unamortized balance of $5,600 as of December 31, 2012. The amortization of the issuance costs was $0.3 million, $0.5 million and $0.3 million for the years ended December 31, 2010, 2011 and 2012, respectively.

In 2011 and 2012, the Group conducted open market repurchases of its Convertible Notes, and repurchased $16.5 million and $26.0 million aggregate principal amount of the Convertible Notes for a total cash consideration of $9.1 million and $15.7 million, respectively. As a result, the Group realized a net gain of $7.4 million and $10.3 million and recorded as other income in 2011 and 2012, respectively.

MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN
12.	Mainland China contribution plan

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total contribution for such employee benefits was $3.7 million, $6.1 million and $6.2 million for the years ended December 31, 2010, 2011 and 2012, respectively.

PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2012
Distribution Of Profit [Abstract]
PROFIT APPROPRIATION
13.	PROFIT APPROPRIATION

Pursuant to laws applicable to entities incorporated in the PRC, PRC subsidiaries such as Sunergy Nanjing, Sunergy Shanghai, SST, NRE, China Sunergy (Yangzhou) Co., Ltd and Hami Huiteng Electrics Co., Ltd are prohibited from distributing their statutory capital and must make appropriations from PRC GAAP after-tax profit to other non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end); the appropriation to the other fund are at PRC subsidiaries' discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends, loans or advances to the Company and amounted to RMB49.4 million ($7.9 million) as of December 31, 2011 and 2012. Due to a net loss in 2011 and 2012, PRC subsidiaries made no appropriation to other non-distributable reserve funds. In addition, due to restrictions on the distribution of share capital from the Company's PRC subsidiaries, the PRC subsidiaries share capital of RMB1,789.2 million ($284.6 million) at December 31, 2012 is considered restricted. As a result of these PRC laws and regulations, as of December 31, 2012, approximately RMB 1,838.6 million ($292.5 million) is not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.

OTHER (EXPENSE) INCOME, NET	12 Months Ended
Dec. 31, 2012
OTHER (EXPENSE) INCOME, NET [Abstract]
OTHER (EXPENSE) INCOME, NET
14.	OTHER (EXPENSE) INCOME, net

	Years ended December 31,
	2010	2011	2012
	$	$	$

Foreign currency exchange gain (loss) , net	(5,052,285)	(10,649,047)	397,621
Convertible notes repurchase gain	-	7,440,000	10,348,750
Government grants	153,871	565,076	889,239
Others	1,211,926	744,162	(148,672)
Total	(3,686,488)	(1,899,809)	11,486,938

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
15.	Income TAXES

Cayman Islands

China Sunergy Cayman is not subject to tax on income or capital gain according to the current laws of the Cayman Islands.

British Virgin Islands

China Sunergy BVI is not subject to tax on income or capital gain according to the current laws of the British Virgin Islands.

Hong Kong

Sunergy Hong Kong is subject to Hong Kong profit tax at a rate of 16.5% in 2010, 2011 and 2012. CSUN International (Hong Kong) Co., Ltd was incorporated in August 2012 and is subject to Hong Kong profit tax at a rate of 16.5% in 2012.No Hong Kong profit tax has been provided as Sunergy Hong Kong and CSUN International (Hong Kong) Co., Ltd have no assessable profit that was earned in or derived from Hong Kong in the periods presented.

CSUN Trading (Hong Kong) Co., Limited was incorporated in May 2011 and is subject to Hong Kong profit tax at a rate of 16.5% in 2011 and 2012.

PRC

Under the Law of the People's Republic of China on Enterprise Income Tax ("New EIT Law"), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Sunergy Nanjing, as a wholly foreign owned enterprise engaged in a manufacturing business, was also entitled to two years of exemption followed by three years of 50% deduction starting from its first profitable year which was 2006. In addition, Sunergy Nanjing, as a recognized High and New Technology Enterprise ("HNTE"), is entitled to preferential tax rate of 15% for a three-year validity period from 2008 to 2010.The management of the Group chose to enjoy the transitional relief rate of 12.5% from 2008 to 2010, for Sunergy Nanjing. Sunergy

Nanjing renewed its certificate of HNTE in 2011, with a valid period from 2011 to 2013, and thus a 15% preferential tax rate is applied during the corresponding periods.

Sunergy Shanghai was established in November 2007 and its applicable EIT rate is 25%. Sunergy Shanghai did not have substantive operations and had incurred minimal non-operating related losses in 2010, 2011 and 2012.

SST was acquired in November 2010, which obtained the certificate of HNTE in 2009 and renewed the certificate in 2012, with a valid period from 2012 to 2014, and thus is eligible for a 15% preferential tax rate from 2009 to 2014.

NRE was acquired in November 2010 and its applicable EIT rate is 25%.

China Sunergy (Yangzhou) Co., Ltd and Hami Huiteng Solar Power Co., Ltd were established in June 2011 and August 2012, their applicable EIT rate is 25%. They did not have substantive operations and had incurred minimal non-operating related losses.

The Group has no uncertain tax positions as of December 31, 2011 and 2012 or unrecognized tax benefits which would favorably affect the effective income tax rate. The Group does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years.

The PRC is the primary tax jurisdiction in which the Company operates. As of December 31, 2012, the Company's PRC subsidiaries remain subject to tax examination by the PRC tax authorities for the tax years 2010 through 2012 on non-transfer pricing matters, and the tax years 2004 to 2012 on transfer pricing matters. There is no statute of limitations in the case of tax evasion.

The statute of limitations in Hong Kong is 6 years.

The provision for income taxes by tax jurisdictions for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Income (loss) from operations before income tax:

PRC	61,183,507	(111,763,011)	(107,662,760)
Other jurisdictions	(3,882,090)	3,698,354	(9,635,640)
Total income (loss) before income tax	57,301,417	(108,064,657)	(117,298,400)

	Years ended December 31,
	2010	2011	2012
	$	$	$

Current income tax benefit (expense):

PRC	(6,367,680)	(822,238)	-
Other jurisdictions	-	(2,866,755)	(339,223)
	(6,367,680)	(3,688,993)	(339,223)

Deferred income tax benefit (expense)

PRC	800,518	17,460,955	(17,231,276)
Other jurisdictions			1,275,278
	800,518	17,460,955	(15,955,998)

Total income tax benefit (expense)	(5,567,162)	13,771,962	(16,295,221)

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2010	2011	2012

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	3.9%	1.2%	(0.5)%
Other non-deductible expense for tax purposes	0.2%	(0.1)%	(0.2)%
Effect of tax holiday	(14.2)%	(4.9)%	(5.2)%
Effect of future tax rate change	(5.1)%	(1.6)%	7.8%
50% additional deduction of R&D expense	(0.2)%	0.8%	0.7%
Change in valuation allowance	(0.3)%	(3.4)%	(41.1)%
Others	0.4%	(0.9)%	(0.4)%
	9.7%	16.1%	(13.9)%

Gross tax exemption	$8,154,413	$5,255,781	$6,041,242
Tax holiday per share-basic	$0.03	$0.02	$0.03
Tax holiday per share-diluted	$0.03	$0.02	$0.03

The principal components of the deferred tax assets are as follows:

	At December 31,
	2011	2012
	$	$
Deferred tax assets:
Depreciation of property, plant and equipment	824,738	1,720,769
Warranty costs	3,564,779	4,231,091
Inventory write-down	1,449,722	932,744
Allowance for doubtful account	4,726,729	13,486,357
Net operating loss carry forwards	17,277,185	39,472,810
Fixed assets impairment	113,017	169,793
Others	268,087	64,535
Gross total deferred tax assets	28,224,257	60,078,099
Valuation allowances	(4,209,947)	(52,895,481)
Net deferred tax assets	24,014,310	7,182,618
Analysis as:
Current	6,416,008	1,727,054
Non-current	17,598,302	5,455,564
Total deferred tax assets	24,014,310	7,182,618

	At December 31,
	2011	2012
	$	$
Deferred tax liabilities:
Derivative assets	(62,285)	-
Intangible assets	(1,769,508)	(956,099)
Total deferred tax liabilities	(1,831,793)	(956,099)
Analysis as:
Current	(786,358)	(518,592)
Non-current	(1,045,435)	(437,507)
Total deferred tax liabilities	(1,831,793)	(956,099)

The net operating loss carry forwards arising from year 2011 and 2012 of the Group's PRC subsidiaries are approximately $76.4 million and $73.5 million, mainly for SST, NRE, Sunergy Nanjing and will expire in 2016 and 2017, respectively.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes.

Based on the current profit, projected future profitability, and other available evidence, the Group believes it is more-likely-than-not that all subsidiaries of the Group except CSUN Trading (Hong Kong) Co., Limited, which earned profit in 2012, will not realize the deferred tax assets resulted from the net operating loss carried forwards, inventory write down, allowance for doubt accounts and others expected to be realized within one year, and thus, a $52.9 million valuation allowance was provided for the Group.

In accordance with the New EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group plans to indefinitely reinvest the undistributed earnings of the Company's PRC subsidiaries. As of December 31, 2012, the Company's PRC subsidiaries have an accumulated deficit of $238.6 million. Upon distribution of any future earnings in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
16.	SHARE-bASED COMPENSATION

Prior to January 1, 2008, pursuant to the company's Share Incentive Plan which allows the Company to offer share incentive awards to employees, officers, directors, individual consultants or advisors who rendered services to the Group, 2,500,000 options were authorized and 2,050,900 options were granted, which generally vest over four years and have a 10-year contract term.

On January 10, 2008, under the Share Incentive Plan, the Company further granted options to purchase 716,226 ordinary shares to certain employees at an exercise price of $1.283 per share.

On February 5, 2008, the shareholders granted approval for its Second Share Incentive Plan (the "Second Plan"). The Second Plan is open to members of the Board of the Group, as well as employees and consultants as determined by the Compensation Committee of the Board. The maximum number of shares that may be issued pursuant to the Second Plan is 4,190,748. The Company granted 2,397,301 and 1,078,785 restricted common shares to its then CEO and CFO on the same day, which vest one third annually over the following three years.

On January 9, 2009, the Group granted options to purchase 260,002 and 80,640 ordinary shares to certain employees at an exercise price of $1.283 and $0.7 per share, respectively. The options expire ten years from the date of grant, with one-fourth of the options vesting on each of the following four grant date anniversaries. At the same date, the Group also granted options to purchase 100,002 ordinary shares to a consultant at an exercise price of $0.7 per share. The shares subject to the option was vested on December 31, 2009 and is exercisable within 5 years from the date the option is vested.

In 2010, 2011 and 2012, the Group did not grant any additional options to employees.

The Group recorded $543,510, ($108,222) and $217 as compensation expense (reversal) for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group records share-based compensation based on the grant date fair value of the option. The weighted average grant-date fair value of options granted during year 2008 and 2009 was $1.20 and $0.22 per share, respectively, computed using the binomial option-pricing formula that uses the assumptions noted below. Expected volatilities are based on the average volatility of comparable companies with the time period commensurate with the expected time period. The Group uses historical data to estimate option exercise and employee termination within the pricing formula. The contractual life of the option is 6 to 10 years. The risk-free rate for periods within the contractual life of the option is based on the yield of US Treasury Bond.

2009

Average risk-free rate of return	1.51%~2.40%
Expected term	6~10 years
Volatility rate	84%
Dividend yield	0%

A summary of the option activities is follows:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	Options	exercise price	contract term	intrinsic value

Outstanding at January 1, 2012	676,744	$1.197
Forfeited	(332,554)	$1.283
Outstanding at December 31, 2012	344,190	$1.114	3.83	$-
Options vested or expected to vest at December 31, 2012	344,190	$1.114	3.83	$-
Options exercisable at December 31, 2012	344,190	$1.114	3.83	$-

As of December 31, 2012, there was no unrecognized compensation expense related to unvested share-based compensation.

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Related Party Transactions Disclosure [Text Block]
17.	RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Amounts due from related parties:

	Years ended December 31,
	2011	2012
	$	$

Trade related balances	29,640,303	63,801,695
Non-trade related balances	615,717	3,205,133
Amounts due from related parties	30,256,020	67,006,828

Trade related balances pertain to receivables and prepayments in respect of sales and inventory acquisition or land use right purchases from related parties with common ultimate investors. Details with such parties are as follows:

	At December 31,
Name of related party	2011	2012
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	23,824,464	63,801,695
CEEG (Nanjing) Special Transformer Co., Ltd	5,815,839	-
	29,640,303	63,801,695

In 2011, the non-trade related balances of $615,717 pertain to the electric charge that the Group paid on behalf of CEEG (Nanjing)Semiconductor Co., Ltd and welfare charge that the Group paid on behalf of China Electric Equipment Group (Hong Kong) Co.,Limited.

In 2012, the non-trade related balances were $3,205,133, of which $2,065,787 pertains to export of machineries from Nanjing, PRC to Turkey through China Electric Equipment Group Co., Ltd. and the others mainly pertains to Eco Energy s.r.l's collection of accounts receivables on behalf of the Group.

Amounts due to related parties:

	At December 31,
	2011	2012
	$	$

Trade related balances	56,970,793	56,319,984
Non-trade related balances	638,728	14,262,486
Amounts due to related parties	57,609,521	70,582,470

Trade related balances pertain to payables and pre-collected amounts in respect of rental, inventory purchases and sales to/from related parties with common ultimate investors. Details of trade related balances with such parties are as follows:

	At December 31,
Name of related party	2011	2012
	$	$

CEEG (Nanjing) Special Transformer Co., Ltd.	234,770	-
China Electric Equipment Group Co., Ltd.	109,699	-
China Electric Equipment Group (Hong Kong) Co., Limited	5,619	-
Eco Energy S.r.l.	902,482	-
CEEG (Jiangsu) Limited	1,859	-
CEEG (Jiangsu) Insulative New Material Co.,Ltd	11,640	-
CEEG (Nanjing) Semiconductor Co., Ltd.	55,704,724	56,319,984
	56,970,793	56,319,984

CEEG(Nanjing) Semiconductor Co., Ltd. ("CEEG Semi") is a processor of ingot and wafers, with capacity of 20 MW per year. The Company purchased wafers from CEEG Semi beginning in 2009 and the purchase price approximates market price.In 2012, the Group usually selected bank accepted bill as payment for the purchase from CEEG semi, which results the payable balance of $56.3 million as of December 31, 2012.

In 2011, the non-trade related balance pertains to a payment that was collected on behalf of CEEG Nanjing International Trade Co., Ltd. from a third party. In 2012, the non-trade related balances were $14.3 million, of which $11.4 million pertains to the short term borrowings from CEEG Semi and the related interest expense and the others pertains to the purchase of machineries through China Electric Equipment Group Co., Ltd. for the Group's new plants in Turkey and the prepayment from CEEG Semi for electric charge that the Group will pay on its behalf.

Related party transactions

Other than as disclosed in Note 8, details of related party transactions are as follow:

sales to related parties with common ultimate investors:

Name of related party	Years ended December 31,
	2010	2011	2012
	$	$	$

CEEG Nanjing International Trade Co., Ltd.	15,234,153	4,682	-
*SST	121,455,630	-	-
CEEG (Nanjing) Solar Research Institute	6,564,291	10,113,561	4,997,073
*NRE	119,811,919	-	-
CEEG (Nanjing) Semiconductor Co., Ltd.	3,196,049	15,609	-
China Electric Equipment Group (Hong Kong) Co., Limited	-	36,250	245,341
China Electric Equipment Group Co., Limited	-	-	51,216
CEEG(Jiangsu) Insulative New Material Co.,Ltd	-	-	537,278
CEEG Korea Co., Ltd.	-	-	1,393
	266,262,042	10,170,102	5,832,301

purchase of raw materials from related parties with common ultimate investors are as follows:

Name of related party	Years ended December 31,
	2010	2011	2012
	$	$	$

CEEG (Nanjing) Solar Research Institute	1,218,487	-	-
*SST	8,332,132	-	-
CEEG (Nanjing) Semiconductor Co., Ltd.	42,376,869	73,351,421	32,011,217
*NRE	625,604	-	-
Jiangxi Jingde Semiconductor New Material Co., Ltd	10,724,422	-	-
CEEG(Jiangsu) Insulative New Material Co.,Ltd	-	21,670	3,852,558
	63,277,514	73,373,091	35,863,775

* Prior to the acquisitions

In December 2010, NRE prepaid $5.6 million to CEEG (Nanjing) Special Transformer Manufacturing Co., Ltd. to purchase the right to use a parcel of land of approximately 77,565.4 square meters in Nanjing.

In February 2011, Sunergy Nanjing purchased equipment and technology services from CEEG (Nanjing) Solar Research Institute in the amount of approximately $0.8 million in connection with the building of an integrated photovoltaic system to be installed in the Group's Nanjing facilities.

In March 2011, NRE purchased a manufacturing site and ancillary premises of approximately 25,000 square meters from CEEG (Nanjing) Special Transformer Co., Ltd in the amount of approximately $8.0 million.

In December 2012, the Group set up cell and module plants in Turkey and transferred some machinery from SST to the new plants in Turkey through China Electric Equipment Group Co., Ltd.in the amount of $1.6 million.

Short term borrowings from CEEG (Nanjing) Semiconductor Co., Ltd, with common ultimate investors, are as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Opening balance	-	-	-
Borrowings	-	-	(116,935,560)
Repayment	-	-	107,389,800
Closing balance	-	-	(9,545,760)

In 2012, the Group and CEEG (Nanjing) Semiconductor Co., Ltd. entered into certain short term borrowing agreements, under which the Group borrowed $116.9 million with a term of six months, with an interest rate comparable to a bank loan over the same period. Such loan was made for the purpose of the Group's operation. As of December 31, 2012, the Group has repaid $107.4 million and the other $9.5 million will be repaid in May 2013.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

a)	Operating lease commitments

The Group has operating lease agreements principally for staff quarters and for warehouse premises in the PRC. Such leases have remaining terms generally within 48 months, and are renewable upon negotiation. Rental expense was $820,175, $2,086,451 and $1,274,139 for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2012 were as follows:

Twelve-month period ending December 31,

2013	$574,689
2014	$326,554
2015	$105,004
2016	$28,637
2017	$28,637
Over 5 years	$88,299
$1,151,820

b)	Purchase commitments

	At December 31,
	2010	2011	2012
	$	$	$
Commitments to purchase
property, plant and equipment (1)	7,018,226	51,095,125	20,415,660
Commitments to purchase
silicon raw materials(2)	6,070,617	1,314,053,548	899,304,092
	13,088,843	1,365,148,673	919,719,752

(1)	Future payment required for purchase of property, plant and equipment are as follows:

Twelve-month period ending December 31,
2013	$16,544,896
2014	$2,616,328
2015	$1,237,375
2016	$17,061
Total	$20,415,660

(2)	As of December 31, 2012, the Group had entered into certain long-term silicon procurement contracts, under which the Group agreed to purchase silicon wafers in an aggregate quantity of approximately 986 million pieces over the next four years at the price determined monthly.

Based on the prevailing market as of December 31, 2012, future payments required under these long-term supply agreements are as follows:

Twelve-month period ending December 31,
2013	$196,328,195
2014	$233,710,127
2015	$234,632,885
2016	$234,632,885
Total	$899,304,092

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
19.	SEGMENT INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Based on this assessment, the Group has determined that it operates in a single reportable segment that includes the design, development, and manufacture of solar cells and modules. The following table summarizes the Group's revenues generated from different geographic locations in which customers are based:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Europe:
- Germany	28,200,774	57,314,051	65,979,111
- Italy	63,466,986	170,680,970	45,429,510
- Spain	19,171,470	4,432,090	656,723
- Belgium	11,850,788	46,114,145	1,953,916
- France	8,745,007	58,439,157	19,758,758
- Czech Republic and Slovakia	3,837,593	28,259,894	5,699,269
- Bulgaria			22,300,958
- UK			11,844,591
- Others	12,488,306	42,375,518	34,582,052
Europe total	147,760,924	407,615,825	208,204,888

PRC	330,377,693	38,086,463	29,148,928
India	-	49,415,452	867,177
South Korea	8,208,136	7,234	14,244
Australia	7,925,457	32,599,218	39,605,278
America	6,532,809	3,991,732	1,932,147
Others	16,414,158	34,575,831	12,948,699
Total net revenues	517,219,177	566,291,755	292,721,361

Substantially all the identifiable assets of the Group are located in the PRC.

SCHEDULE I	12 Months Ended
Dec. 31, 2012
SCHEDULE 1 [Abstract]
SCHEDULE 1

Additional information-financial statements schedule 1

china sunergy co., ltd.

Financial information for parent company

BALANCE SHEET

(In U.S. dollars, except for share data)

	December 31,
	2011	2012
	$	$
ASSETS
Current assets:
Cash	2,013,683	298,551
Amount due from subsidiaries	96,937,218	81,419,439
Other receivables	107,620	160,086
Restricted cash-collateral account	-	2,097,340
Convertible senior notes issuance cost	-	15,934
Total current assets	99,058,521	83,991,350
Investments in subsidiaries	67,610,830	(73,268,494)
Restricted cash-collateral account	1,654,240	-
Convertible senior notes issuance cost	980,684	-
Total assets	169,304,275	10,722,856

Liabilities and equity:

Liabilities:

Other liabilities	1,063,621	795,426
Collateral account payable	-	1,500,000
Convertible senior notes payable	-	2,097,340
Total current liabilities	1,063,621	4,392,766
Collateral account payable	1,654,240	-
Convertible senior notes payable	27,500,000	-
Total liabilities	30,217,861	4,392,766

Equity:

Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2011 and 2012)	26,729	26,729
Additional paid-in capital	185,366,825	185,367,042
Accumulated deficit	(81,006,405)	(214,587,069)
Accumulated other comprehensive income	34,699,265	35,523,388
Total equity	139,086,414	6,330,090
TOTAL LIABILITIES AND EQUITY	169,304,275	10,722,856

china sunergy co., ltd.

Statement of operations

(In U.S. dollars)

	Year ended December 31,
	2010	2011	2012
	$	$	$

General and administrative expenses	(1,773,573)	(706,531)	(1,982,550)
Total operating expenses	(1,773,573)	(706,531)	(1,982,550)
Loss from operations	(1,773,573)	(706,531)	(1,982,550)
Interest expense	(3,090,395)	(3,794,996)	(1,426,848)
Interest income	815,331	755,895	929,636
Equity in gains (losses) of subsidiaries	55,539,477	(99,222,232)	(141,703,447)
Other income, net	243,415	8,675,169	10,602,545
Net income (loss)	51,734,255	(94,292,695)	(133,580,664)

china sunergy co., ltd.

Statement of COMPREHENSIVE INCOME (Loss)

(In U.S. dollars)

	Years ended December 31,
	2010	2011	2012
	$	$	$

Net income (loss)	51,734,255	(94,292,695)	(133,580,664)
Other comprehensive income (loss): foreign currency translation adjustments, net of tax impact nil for 2010, 2011 and 2012	6,812,403	6,678,512	824,123
Comprehensive income (loss)	58,546,658	(87,614,183)	(132,756,541)

china sunergy co., ltd.

Statement of cash flows

(In U.S. dollars)

	Year ended December 31,
	2010	2011	2012
	$	$	$

Operating activities:
Net income (loss) attributable to China Sunergy Co., Ltd	51,734,255	(94,292,695)	(133,580,664)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in gains/losses of subsidiaries	(55,539,477)	99,222,232	141,703,447
Share-based compensation	543,510	(108,222)	217
Gain on repurchase of convertible senior notes	-	(7,440,000)	(10,348,750)
Amortization of convertible senior notes	1,000,395	1,630,060	964,750
Others	-	(223,637)	(256,363)

Changes in operating assets and liabilities:
Other receivables	(186,318)	200,758	(52,466)
Other liabilities	(367,258)	(876,334)	(11,832)
Amounts due from subsidiaries	3,704,375	(1,300,418)	15,517,779
Net cash provided by (used in) operating activities	889,482	3,188,256	13,936,118

Investing activity:
Decrease in restricted cash	-	11,250,000	-
Net cash provided by investing activity	-	11,250,000	-

Financing activities:
Payment of convertible senior notes repurchase	-	(9,060,000)	(15,651,250)
Net cash used in financial activities	-	(9,060,000)	(15,651,250)

Net increase (decrease) in cash and cash equivalents	889,482	(998,256)	(1,715,132)
Cash and cash equivalents at the beginning of the year	2,122,457	3,011,939	2,013,683
Cash and cash equivalents at the end of the year	3,011,939	2,013,683	298,551
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection
with share-lending arrangement	(1,949,640)	(16,867,340)	443,100

Notes to Schedule 1

1)	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2)	The condensed financial information of China Sunergy Co., Ltd. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation
Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business is dependent on, among other things, the Group's ability to generate cash flows from operations, and the Group's ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The following factors raise doubt about the Group's ability to continue as a going concern for the foreseeable future.

• The solar industry is being negatively impacted by a number of factors including excess capacity, reduction of government incentives in key solar markets, higher import tariffs and the European debt crisis. These factors have contributed to declining average selling prices for our products. Since December 31, 2010, the Group's average selling price of modules has fallen from $1.92/watt to $0.74/watt in 2012.

• For the year ended December 31, 2012, the Group incurred an operating loss of $105.7 million and for the year ended December 31, 2011 a loss from operations of $80.0 million.

• During the year December 31, 2012, the Group experienced negative cash flow of $15.6 million from operations.

• As of December 31, 2012, the Group's current liabilities exceed our current assets by $93.2 million. While the Group had cash and cash equivalents of $183.3 million and restricted cash of $226.6 million, it had short-term bank borrowings of $463.6 million, all due within one year and the current portion of long-term debt amounting to $48.9 million.

These factors are mitigated by the following plans and actions:

•The Group has taken a number of cost reduction initiatives. Since the second half of 2011, the Group has implemented its business strategy of cost reduction through research and development efforts at each stage of its vertically integrated manufacturing process and economies of scale through expanding its solar module business. At the end of 2012, as a result of the relocation of certain of the Group's manufacturing capacity to Turkey, the shipment costs to the European market will be reduced.

• While there can be no assurance that the Group will be able to refinance its short-term bank borrowings as they become due, historically, the Group has renewed or rolled over most of its short-term bank loans upon the maturity date of the loans and has assumed it will continue to be able to do so. From January 1, 2013 to March 31, 2013, the Group renewed short-term bank borrowings of $41.4 million for one more year.

•The Group has obtained non-binding letters of support from two major state-owned non-retail banks who expressed their intentions to continue providing financial support to the Group, including possible extensions or renewal of existing loans, which will become due in the fourth quarter of 2013.

•The Group has obtained a written legally binding letter of support, in which one of the Group's related parties with common ultimate investors, China Electric Equipment Group Co., Limited, agrees to provide necessary financial support to the Group so as to allow them to repay all their financial obligations as they fall due within 12 months from January 1, 2013.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Group's working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

Basis of consolidation
Basis of consolidation

The consolidated financial statements include the assets, liabilities, revenues and expenses of the Group. All intercompany transactions and balances have been eliminated on consolidation.

Use of estimates
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the consolidated financial statements include valuation allowances of deferred tax assets, contingent liabilities related to outstanding legal proceedings, inventory valuation, allowance on accounts receivable and supplier advances, provision of warranty costs, assumptions used in calculating the fair value of an embedded derivative in foreign exchange forward contracts, forfeiture rate of options, purchase price allocations and the useful lives for property, plant and equipment, intangible assets and impairment of long-lived assets and goodwill.

Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash represents bank deposits for securing letters of credit, letter of guarantee, bank promissory notes, foreign exchange forward contracts and bank guarantees that are not available for use in operations.

Fair value of financial instruments
Fair value of financial instruments

Assets and liabilities that are recorded at fair value on a recurring basis reflect fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. The Company applies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

•	Level 1 - Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•	Level 2 - Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•	Level 3 -Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates.

Account Receivables and Allowance for Doubtful Accounts
Accounts receivable and allowance for doubtful accounts

Accounts receivable are recognized and carried at the original transaction amount less allowance for doubtful accounts. The Group maintains allowance for doubtful accounts for uncollectible accounts receivable. Estimates of anticipated losses from doubtful accounts are based on days past due, historical collection and other factors.

Inventories
Inventories

Inventories are stated at the lower of cost or market value. Cost of purchased raw material is determined using the weighted-average method and cost of work-in-progress and finished good is determined using stand cost method.

The Group estimates excess and slow moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

Project assets
Project assets

Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power project. These costs include modules and development costs. While the project assets are not constructed for a specific customer, the Group intends to sell the project assets upon their completion. Due to the development, construction, and sale timeframe of the Group's solar projects, they are expected to be sold within the next 12 months and are reclassified as current assets.

Project assets consisted of the following:

	At December 31,
	2011	2012
	$	$

Project assets - Module cost	$3,643,086	$-
Project assets - Development	$5,560,850	$4,761,014

Total	$9,203,936	$4,761,014

The Group reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Group considers a number of factors, including changes in environmental, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease. There was no impairment charge recognized during the years ended December 31, 2011 and 2012.

Property, plant and equipment
Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Machinery	10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Leasehold improvements	over the shorter of the lease term or their estimated useful lives

Costs incurred in constructing new facilities, including progress payments and other costs related to construction, are capitalized and transferred to property, plant and equipment on completion, at which time depreciation commences. Interest cost incurred and capitalized in respect of construction of new facilities amounted to $115,748, $1,290,561 and $3,180,454 for the years ended December 31, 2010, 2011 and 2012, respectively.

Prepaid land use rights
Prepaid land use rights
Prepaid land use rights are recorded at cost and are amortized ratably over 50 years, according to the term of the land use right agreement.
Intangible assets, net
Intangible assets, net

Intangible assets consist primarily of customer relationships acquired in business combinations and are amortized on a straight-line basis over 3 years. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the "contractual-legal" or "separability" criterion. Intangible assets are recognized and measured at fair value upon acquisition.

Goodwill
Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment in November.

In 2011, the Group fully impaired the goodwill of $14.8 million based on the annual goodwill impairment test results. No impairment of goodwill was recorded in 2010 or 2012.

Impairment of long-lived assets
Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

There was no impairment charge recognized during the years ended December 31, 2010, 2011 and 2012.

Derivative financial instruments
Derivative financial instruments

The Group entered into certain foreign exchange forward contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with sales contracts denominated in Euro or U.S. dollar. The Group recognizes all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheets. The derivatives do not qualify for hedge accounting and, as a result, the changes in fair value of the derivatives are recognized in the statement of operations.

Income taxes
Income taxes

The Group accounts for income taxes using the asset and liability method whereby it calculates deferred tax assets or liabilities for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

The Group determines whether or not a tax position is "more-likely-than-not" of being sustained upon audit based solely on the technical merits of the position. The Company records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations. At December 31, 2010, 2011 and 2012, the Group had recorded no uncertain tax benefits. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

Revenue recognition
Revenue recognition

Sales of solar cells and modules are recorded when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is reasonably assured. Delivery is considered to have occurred when the risks, rewards and ownership of the products are transferred from the Group to its customers. The majority of the Group's sales contracts include the shipping terms Free on Board ("FOB") and Cost, Insurance and Freight ("CIF"). Based on the nature of these shipping terms, the Group's obligation to deliver has been fulfilled when the goods pass over the ship's rail at the named port of shipment which is specified in each contract.

Customers do not have any general rights of return, but may be allowed to exchange for goods that are not defective for a 30 to 45 day period. The Group has recorded the estimated replacement costs, which have been immaterial for all periods, in cost of revenue upon recognition of revenue. A portion of the Group's sales to domestic customers require the customers to prepay before delivery has occurred. Such prepayments are recorded as accrued expenses and other current liabilities in the consolidated balance sheets until delivery has occurred. A majority of the Group's contracts with overseas customers are written such that the customer takes title and assumes the risks and rewards of ownership of the products upon shipment. Accordingly, the Group recognizes revenue upon documentary evidence of shipment, assuming all other criteria have been met.

Taxes collected from customers and remitted to governmental authorities are excluded from revenues and such taxes are presented on a net basis.

Buy-and-sell arrangements
Buy-and-sell arrangements

In 2010, the Group entered into arrangements wherein the Group purchases raw material silicon wafers and sells poly silicon or solar cells to the same counterparties. These arrangements are to maintain the quantity and quality of our silicon wafer supply, which are a key input into the production of solar cells.

In 2011, the Group entered into an arrangement whereby the Group sells solar wafers or solar cells, to a third party, and purchases finished goods, including solar cells or solar modules from this third party. The group entered into this transaction in order to ensure the quality of the finished goods it was purchasing.

In 2012, the Group entered into arrangements whereby the Group sells solar wafers or solar modules and purchase solar cells from the same counterparties. These arrangements are all to maintain the quantity and quality of the Group's solar cell supply, which ware a key input into the production of solar modules.

Based on the substance of the arrangements, the Group records such transactions at the market value.

Transactions under buy-and-sell arrangement are as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Sell:
Polysilicon	12,962,514	-	-
Solar wafer	-	1,126,939	7,459,649
Solar cell	1,078,520	2,409,196	-
Solar module	-	-	1,148,789
Purchase:
Solar wafer	62,506,786	-	-
Solar cell	-	6,562,641	26,887,923
Solar module	-	12,523,974	-

Cost of revenue
Cost of revenue
Cost of revenue includes production and indirect costs, as well as warranty costs.
Research and development
Research and development
Research and development costs are expensed when incurred.
Advertising expenses
Advertising expenses

Advertising costs are expensed as incurred. The Group incurred advertising costs amounting to $795,162, $1,756,612 and $2,665,486 for the years ended December 31,2010, 2011 and 2012, respectively.

Shipping and handling cost
Shipping and handling cost

Shipping and handling cost for products sold are expensed as incurred and included in sales and marketing expense. The Group incurred shipping and handling cost amounting to $1,109,010, $4,172,910 and $3,747,564 for the years ended December 31,2010, 2011 and 2012, respectively.

Warranty cost
Warranty cost

Solar modules are typically sold with up to 25 year warranty against specified declines in the initial minimum power generation capacity at the time of sale. In addition, the Group provides warranty for solar modules against defects in materials and workmanship for a period of five years or ten years from the date of sale.

The Group currently accrues for all product warranties on a cumulative basis, based on its best estimate to date. The Group estimates the cost of warranties to be approximately 1.0% of solar module sales and includes that amount in cost of revenues. The Group makes such estimate based on a number of factors including; i) the nature of the warranties provided, which are consistent with industry practice, ii) actual claim expenses incurred, iii) internal testing results, and iv) other assumptions that affect estimates of warranty costs, including industry data for warranty claim activities and academic research. The Group acknowledges that such estimates require significant judgment and the Group will continue to analyze its claim history, academic research and internal testing results and the performance of its products compared to the Group's competitors in determining the adequacy of warranty accruals. An increase or decrease of 0.1% accrual rate, applicable to sales of solar module, would have resulted in a corresponding increase or decrease in warranty expense of $0.3 million for the year ended December 31, 2012.

The movement of the Group's accrued warranty costs is summarized below:

	Years ended December 31,
	2010	2011	2012
	$	$	$

Beginning balance	513,459	8,630,604	14,763,321
Increase due to acquisition of SST & NRE	6,376,107	-	-
Addition	1,741,038	6,233,291	2,760,248
Claimed	-	(100,574)	(359,858)

Ending balance	8,630,604	14,763,321	17,163,711

Government grants
Government grants

Government grants are recognized when received and all the conditions for their receipt have been met. Government grants are recognized as income in the period in which the related expenditures are recorded. Capital grants for the acquisition of equipment are recorded as a liability until earned and then offset against the related capital assets.

Foreign currency translation
Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("US dollar"). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange in effect at the balance sheet dates. Transactions denominated in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in other income (expense), net in the statements of operations.

The financial records of the Group's subsidiaries are maintained in their local currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated at the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of comprehensive income.

Comprehensive income (loss)
Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners and is comprised of net income (loss) and foreign currency translation adjustments.

Foreign currency risk
Foreign currency risk

The functional currency of the Group's subsidiaries which operate in the PRC is Renminbi ("RMB"). The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group's aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to USD equivalent of $182,448,391 and $278,303,903 at December 31, 2011 and 2012, respectively.

Concentration of credit risk
Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable and advance to suppliers. The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

The Group performs ongoing credit evaluations of customers and suppliers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and advances and factors surrounding the credit risk of specific customers and suppliers.

The following table sets forth the changes in allowance for doubtful accounts:

	Years ended December 31,
	2010	2011	2012
	$	$	$

Opening balance	(7,386,030)	(3,213,378)	(15,869,894)
Addition due to acquisition	(374,776)	-	-
Addition	(1,240,666)	(12,267,390)	(47,400,809)
Write-off	5,996,375	86,052	361,049
Effect of exchange rate change in foreign currency	(208,281)	(475,178)	(96,439)

Ending balance	(3,213,378)	(15,869,894)	(63,006,093)

There are no third party customers accounting for 10% or more of total revenue for the years ended December 31, 2010, 2011 or 2012.

Accounts receivable from customers accounting for 10% or more of total gross accounts receivable are as follows:

Name of Customer	At December 31,
	2011	2012

Company A	13%	*
Company B	10%	*
Company C	*	22%

* Less than 10%

Net income (loss) per share
Net income (loss) per share

Basic income (loss) per share is computed by dividing income(loss) attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Generally, ordinary share equivalents are excluded from the computation in loss periods as their effects would be anti-dilutive.

For the years ended December 31, 2010, 2011 and 2012, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings (loss) per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Years ended December 31,
	2010	2011	2012
	$	$	$

Outstanding options and restricted shares	965,214	676,744	344,190
Assumed conversion of convertible senior notes	-	13,414,632	4,811,408

Total	965,214	14,091,376	5,155,598

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to ordinary shareholders- for the calculation of basic income (loss) per share	$51,734,255	$(94,262,695)	$(133,580,664)
Interest expense of convertible senior notes	$3,090,395	$-	$-

Net income (loss) attributable to ordinary shareholders- for the calculation of diluted income (loss) per share	$54,824,650	$(94,292,695)	$(133,580,664)

Weighted-average ordinary shares outstanding- for the calculation of basic income (loss) per share	240,545,811	240,701,253	240,701,253
Assumed conversion of convertible senior notes	21,463,412	-	-

Weighted-average ordinary shares outstanding- for the calculation of diluted income (loss) per share	262,009,223	240,701,253	240,701,253

Net income(loss) per share:
Basic	$0.22	$(0.39)	$(0.55)

Diluted	$0.21	$(0.39)	$(0.55)

Share-based compensation
Share-based compensation

The Group recognizes the services received in exchange for awards of equity instruments based on the grant-date fair value of the award as determined by the Binomial option pricing model, net of estimated forfeitures. The estimated compensation cost is recognized using the straight-line method over the period the recipient is required to provide services per the conditions of the award. See Note 16, "Share-Based Compensation", for further details.

Recently issued accounting pronouncements
Recently issued accounting pronouncements

On January 31, 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-01, which clarifies the offsetting disclosure requirements in ASU 2011-11. Under ASU 2013-01, the disclosure requirements would apply to derivative instruments accounted for in accordance with ASC 815, including bifurcated embedded derivatives. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those years. Retrospective application is required for all comparative periods presented. The Group will be required to adopt ASU 2013-01 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

In February 2013, the FASB issued ASU 2013-02, an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In March 2013, the FASB issued ASU 2013-05, an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an Investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of Subsidiaries

		Date of
		Incorporation	Percentage of
Subsidiaries' Name	Principal Activities	or acquisition	Ownership	Place of Incorporation

China Sunergy Co., Ltd.	Investment Holding	January 27, 2006	100%	British Virgin Islands
("China Sunergy BVI")
China Sunergy (Hong Kong) Co.,Limited	Investment Holding	December 7, 2007	100%	Hong Kong
("Sunergy Hong Kong")
China Sunergy Europe Gmbh	Marketing Service	November 27, 2007	100%	Germany
China Sunergy (Nanjing) Co., Ltd.	Solar cells manufacturing	August 2, 2004	100%	PRC
("Sunergy Nanjing")
China Sunergy (Shanghai) Co., Ltd.	Solar cells manufacturing	November 1, 2007	100%	PRC
("Sunergy Shanghai")
CEEG (Shanghai) Solar Science	Modules manufacturing	November 1, 2010	100%	PRC
Technology Co., Ltd. ("SST")
CEEG (Nanjing) Renewable	Modules manufacturing	November 1, 2010	100%	PRC
Energy Co.,Ltd ("NRE")
China Sunergy (US) Clean Tech Inc	Sales & Marketing service	April 8, 2011	100%	US
CSUN Trading (Hong Kong)	Trading	May 4, 2011	100%	Hong Kong
Co., Limited
China Sunergy	Solar cell	June 30, 2011	100%	PRC
(Yangzhou) Co., Ltd	Manufacturing and R&D
China Sunergy	Photovoltaic project's	August 5, 2011	100%	Luxembourg
Luxembourg S.A	Engineering& sales
CSUN International (Hong Kong)			100%	Hong Kong
Co., Ltd	Invest Holding	March 22, 2012
CSUN Holding (Luxembourg) s.a.r.l	Invest Holding	April 26, 2012	100%	Luxembourg
CSUN Renewable Energy
(France) S.A.R.L	Marketing service	May 29, 2012	100%	France
CSUN Holding UK LTD	Photovoltaic project's	July 17, 2012	100%	UK
	Engineering & sales
CSUN Italy S.R.L	Marketing service	August 29, 2012	100%	Italy
Hami Huiteng Solar Power Co., Ltd	Photovoltaic project's	August 29, 2012	100%	PRC
	Engineering and sales
CSUN Eurasia Energy Systems	Modules manufacturing	November 12, 2012	80%	Turkey
Industry and Trade Inc.
CSUN Eurasia Energy Technologies	Solar cells manufacturing	November 12, 2012	80%	Turkey
Industry and Trade Inc.
AEE Renewable UK 6 Limited	Photovoltaic Project	October 2012	100%	UK
AEE Renewable UK 7 Limited	Photovoltaic Project	October 2012	100%	UK

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Project Assets
	At December 31,
	2011	2012
	$	$

Project assets - Module cost	$3,643,086	$-
Project assets - Development	$5,560,850	$4,761,014

Total	$9,203,936	$4,761,014

Schedule of Property, Plant, and Equipment Estimated Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Leasehold improvements	over the shorter of the lease term or their estimated useful lives

Schedule of Purchase and Selling Transactions

	Years ended December 31,
	2010	2011	2012
	$	$	$
Sell:
Polysilicon	12,962,514	-	-
Solar wafer	-	1,126,939	7,459,649
Solar cell	1,078,520	2,409,196	-
Solar module	-	-	1,148,789
Purchase:
Solar wafer	62,506,786	-	-
Solar cell	-	6,562,641	26,887,923
Solar module	-	12,523,974	-

Schedule of Warranty Costs
	Years ended December 31,
	2010	2011	2012
	$	$	$

Beginning balance	513,459	8,630,604	14,763,321
Increase due to acquisition of SST & NRE	6,376,107	-	-
Addition	1,741,038	6,233,291	2,760,248
Claimed	-	(100,574)	(359,858)

Ending balance	8,630,604	14,763,321	17,163,711

Reconciliation of Allowance for Doubtful Accounts
	Years ended December 31,
	2010	2011	2012
	$	$	$

Opening balance	(7,386,030)	(3,213,378)	(15,869,894)
Addition due to acquisition	(374,776)	-	-
Addition	(1,240,666)	(12,267,390)	(47,400,809)
Write-off	5,996,375	86,052	361,049
Effect of exchange rate change in foreign currency	(208,281)	(475,178)	(96,439)

Ending balance	(3,213,378)	(15,869,894)	(63,006,093)

Accounts Receivable from Customers Accounting for 10% Percent or More
Name of Customer	At December 31,
	2011	2012

Company A	13%	*
Company B	10%	*
Company C	*	22%
* Less than 10%
Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings (Loss) Per Share
	Years ended December 31,
	2010	2011	2012
	$	$	$

Outstanding options and restricted shares	965,214	676,744	344,190
Assumed conversion of convertible senior notes	-	13,414,632	4,811,408

Total	965,214	14,091,376	5,155,598

Schedule of Computation of Basic and Diluted Income Per Share
	Years ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to ordinary shareholders- for the calculation of basic income (loss) per share	$51,734,255	$(94,262,695)	$(133,580,664)
Interest expense of convertible senior notes	$3,090,395	$-	$-

Net income (loss) attributable to ordinary shareholders- for the calculation of diluted income (loss) per share	$54,824,650	$(94,292,695)	$(133,580,664)

Weighted-average ordinary shares outstanding- for the calculation of basic income (loss) per share	240,545,811	240,701,253	240,701,253
Assumed conversion of convertible senior notes	21,463,412	-	-

Weighted-average ordinary shares outstanding- for the calculation of diluted income (loss) per share	262,009,223	240,701,253	240,701,253

Net income(loss) per share:
Basic	$0.22	$(0.39)	$(0.55)

Diluted	$0.21	$(0.39)	$(0.55)

BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS ACQUISITIONS [Abstract]
Schedule of Business Acquisition Contingent Consideration
Consideration	Amount
$

Total consideration paid in cash	46,048,500

Schedule of Acquisition of Assets Acquired and Liabilities Assumed

Recognized amounts of identifiable assets acquired and liabilities assumed

		Amortization
	Amount	Period
	$	Years

Current assets	214,555,689
Liabilities assumed	(204,093,228)
Property, plant and equipment	10,255,200	5-10 years
Land use right	4,784,260	47.7 years
Order backlog	44,852	0.17 years
Customer relationship	8,073,439	3.00 years
Goodwill	14,806,586
Deferred tax liabilities	(2,378,298)

Total consideration	46,048,500

Summary of Unaudited Pro Forma Financial Information

The following table summarizes unaudited pro forma results of operation for the year ended December 31, 2010 assuming that all acquisitions occurred as of January 1, 2010. The pro forma results have been prepared for comparative purpose only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2010.

Years ended December 31,
2010
$
(Unaudited)

Pro forma revenue	690,988,454
Pro forma income (loss)	55,402,319
Pro forma income (loss) per share:
Basic	0.23
Diluted	0.21

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory

Inventories consist of the following:

	At December 31,
	2011	2012
	$	$

Raw materials	11,022,409	31,080,141
Work-in-process	4,438,970	9,379,249
Finished goods	28,516,038	43,396,231

Inventories	43,977,417	83,855,621

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule Of Property, Plant And Equipment

Property, plant and equipment, net consist of the following:

	At December 31,
	2011	2012
	$	$

Buildings	23,904,165	24,236,755
Plant and machinery	127,386,626	133,014,758
Furniture, fixtures and equipment	9,931,517	10,524,286
Motor vehicles	1,268,321	1,617,620

	162,490,629	169,393,419
Less: Accumulated depreciation	(52,848,331)	(69,220,427)

	109,642,298	100,172,992
Construction in process	54,893,175	105,533,732

Property, plant and equipment, net	164,535,473	205,706,724

PREPAID LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights, Net
	At December 31,
	2011	2012
	$	$

Prepaid land use rights, cost	24,261,289	30,086,477
Less: Accumulated amortization	(901,373)	(1,539,060)

Prepaid land use rights, net	23,359,916	28,547,417

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Components of Intangible Assets

	At December 31,
	2011	2012
	$	$

Customer relationships	8,073,439	8,073,439
Order backlog	44,852	44,852
Others	4,485	4,485

	8,122,776	8,122,776
Less: Accumulated amortization	(3,283,830)	(6,136,155)

Total	4,838,946	1,986,621

BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS [Abstract]
Schedule of Bank Borrowings

	At December 31,
	2011	2012
	$	$

Short-term bank borrowings	286,887,593	463,554,185
Current portion of long-term borrowings	35,328,572	48,865,064
Long-term bank borrowings	125,438,845	122,859,120

Total	447,655,010	635,278,369

Schedule of Short-Term Bank Borrowings

The short-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2011	2012
	$	$

China Electric Equipment Group Co., Ltd.
and Group chairman Mr. Tingxiu Lu	76.7	69.2
Group Chairman Mr. Tingxiu Lu and his stock rights
in China Electric Equipment Group Co., Ltd	-	50.0
Bank of Nanjing and China Electric Equipment Group Co., Ltd	31.7	39.8
China Electric Equipment Group Co., Ltd and Jiangsu Xinde
Asset Management Co., Ltd	20.6	19.7
Jiangsu Xinde Asset Management Co., Ltd	9.3	20.3
Land use right and machinery	3.6	7.2
Construction in progress	-	1.9
Fixed deposit	11.1	179.8

Total	153.0	387.9

Schedule of Long-Term Bank Borrowings

The Group's long-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2011	2012
	$	$

Bank of Nanjing and China Electric Equipment Group Co., Ltd	39.7	-
Land use right and machinery	46.2	50.2
The Group and CEEG (Nanjing) Special Transformer Co., Ltd's
real estate, and CEEG (Jiangsu) Limited	-	31.8
Construction in progress	9.5	10.8

Total	95.4	92.8

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Schedule of Recurring Fair Value Measurements

As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at December 31, 2011
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign exchange forward contract	$249,139		$249,139

	Fair Value Measurements at December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Liability:
Foreign exchange forward contract	$(72,501)		$(72,501)

OTHER (EXPENSE) INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER (EXPENSE) INCOME, NET [Abstract]
Schedule of Other (Expense) Income

	Years ended December 31,
	2010	2011	2012
	$	$	$

Foreign currency exchange gain (loss) , net	(5,052,285)	(10,649,047)	397,621
Convertible notes repurchase gain	-	7,440,000	10,348,750
Government grants	153,871	565,076	889,239
Others	1,211,926	744,162	(148,672)
Total	(3,686,488)	(1,899,809)	11,486,938

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Taxes by Tax Jurisdictions

The provision for income taxes by tax jurisdictions for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Income (loss) from operations before income tax:

PRC	61,183,507	(111,763,011)	(107,662,760)
Other jurisdictions	(3,882,090)	3,698,354	(9,635,640)
Total income (loss) before income tax	57,301,417	(108,064,657)	(117,298,400)

Schedule of Income Tax Expense (Benefit)
	Years ended December 31,
	2010	2011	2012
	$	$	$

Current income tax benefit (expense):

PRC	(6,367,680)	(822,238)	-
Other jurisdictions	-	(2,866,755)	(339,223)
	(6,367,680)	(3,688,993)	(339,223)

Deferred income tax benefit (expense)

PRC	800,518	17,460,955	(17,231,276)
Other jurisdictions			1,275,278
	800,518	17,460,955	(15,955,998)

Total income tax benefit (expense)	(5,567,162)	13,771,962	(16,295,221)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2010	2011	2012

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	3.9%	1.2%	(0.5)%
Other non-deductible expense for tax purposes	0.2%	(0.1)%	(0.2)%
Effect of tax holiday	(14.2)%	(4.9)%	(5.2)%
Effect of future tax rate change	(5.1)%	(1.6)%	7.8%
50% additional deduction of R&D expense	(0.2)%	0.8%	0.7%
Change in valuation allowance	(0.3)%	(3.4)%	(41.1)%
Others	0.4%	(0.9)%	(0.4)%
	9.7%	16.1%	(13.9)%

Gross tax exemption	$8,154,413	$5,255,781	$6,041,242
Tax holiday per share-basic	$0.03	$0.02	$0.03
Tax holiday per share-diluted	$0.03	$0.02	$0.03

Schedule of Deferred Tax Assets

The principal components of the deferred tax assets are as follows:

	At December 31,
	2011	2012
	$	$
Deferred tax assets:
Depreciation of property, plant and equipment	824,738	1,720,769
Warranty costs	3,564,779	4,231,091
Inventory write-down	1,449,722	932,744
Allowance for doubtful account	4,726,729	13,486,357
Net operating loss carry forwards	17,277,185	39,472,810
Fixed assets impairment	113,017	169,793
Others	268,087	64,535
Gross total deferred tax assets	28,224,257	60,078,099
Valuation allowances	(4,209,947)	(52,895,481)
Net deferred tax assets	24,014,310	7,182,618
Analysis as:
Current	6,416,008	1,727,054
Non-current	17,598,302	5,455,564
Total deferred tax assets	24,014,310	7,182,618

Schedule of Deferred Tax Liabilities
	At December 31,
	2011	2012
	$	$
Deferred tax liabilities:
Derivative assets	(62,285)	-
Intangible assets	(1,769,508)	(956,099)
Total deferred tax liabilities	(1,831,793)	(956,099)
Analysis as:
Current	(786,358)	(518,592)
Non-current	(1,045,435)	(437,507)
Total deferred tax liabilities	(1,831,793)	(956,099)

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Schedule of Assumptions Used to Estimate Fair Value
2009

Average risk-free rate of return	1.51%~2.40%
Expected term	6~10 years
Volatility rate	84%
Dividend yield	0%

Schedule of Stock Option Activity

A summary of the option activities is follows:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	Options	exercise price	contract term	intrinsic value

Outstanding at January 1, 2012	676,744	$1.197
Forfeited	(332,554)	$1.283
Outstanding at December 31, 2012	344,190	$1.114	3.83	$-
Options vested or expected to vest at December 31, 2012	344,190	$1.114	3.83	$-
Options exercisable at December 31, 2012	344,190	$1.114	3.83	$-

As of December 31, 2012, there was no unrecognized compensation expense related to unvested share-based compensation.

RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2012
Amounts due from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Amounts due from related parties:

	Years ended December 31,
	2011	2012
	$	$

Trade related balances	29,640,303	63,801,695
Non-trade related balances	615,717	3,205,133
Amounts due from related parties	30,256,020	67,006,828

Trade related balances to receivables and prepayments [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Trade related balances pertain to receivables and prepayments in respect of sales and inventory acquisition or land use right purchases from related parties with common ultimate investors. Details with such parties are as follows:

	At December 31,
Name of related party	2011	2012
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	23,824,464	63,801,695
CEEG (Nanjing) Special Transformer Co., Ltd	5,815,839	-
	29,640,303	63,801,695

Amounts due to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Amounts due to related parties:

	At December 31,
	2011	2012
	$	$

Trade related balances	56,970,793	56,319,984
Non-trade related balances	638,728	14,262,486
Amounts due to related parties	57,609,521	70,582,470

Trade related balances to payables and pre-collected amounts [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Trade related balances pertain to payables and pre-collected amounts in respect of rental, inventory purchases and sales to/from related parties with common ultimate investors. Details of trade related balances with such parties are as follows:

	At December 31,
Name of related party	2011	2012
	$	$

CEEG (Nanjing) Special Transformer Co., Ltd.	234,770	-
China Electric Equipment Group Co., Ltd.	109,699	-
China Electric Equipment Group (Hong Kong) Co., Limited	5,619	-
Eco Energy S.r.l.	902,482	-
CEEG (Jiangsu) Limited	1,859	-
CEEG (Jiangsu) Insulative New Material Co.,Ltd	11,640	-
CEEG (Nanjing) Semiconductor Co., Ltd.	55,704,724	56,319,984
	56,970,793	56,319,984

Sales to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

sales to related parties with common ultimate investors:

Name of related party	Years ended December 31,
	2010	2011	2012
	$	$	$

CEEG Nanjing International Trade Co., Ltd.	15,234,153	4,682	-
*SST	121,455,630	-	-
CEEG (Nanjing) Solar Research Institute	6,564,291	10,113,561	4,997,073
*NRE	119,811,919	-	-
CEEG (Nanjing) Semiconductor Co., Ltd.	3,196,049	15,609	-
China Electric Equipment Group (Hong Kong) Co., Limited	-	36,250	245,341
China Electric Equipment Group Co., Limited	-	-	51,216
CEEG(Jiangsu) Insulative New Material Co.,Ltd	-	-	537,278
CEEG Korea Co., Ltd.	-	-	1,393
	266,262,042	10,170,102	5,832,301

Purchases from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

purchase of raw materials from related parties with common ultimate investors are as follows:

Name of related party	Years ended December 31,
	2010	2011	2012
	$	$	$

CEEG (Nanjing) Solar Research Institute	1,218,487	-	-
*SST	8,332,132	-	-
CEEG (Nanjing) Semiconductor Co., Ltd.	42,376,869	73,351,421	32,011,217
*NRE	625,604	-	-
Jiangxi Jingde Semiconductor New Material Co., Ltd	10,724,422	-	-
CEEG(Jiangsu) Insulative New Material Co.,Ltd	-	21,670	3,852,558
	63,277,514	73,373,091	35,863,775

* Prior to the acquisitions

Short-term borrowings [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Short term borrowings from CEEG (Nanjing) Semiconductor Co., Ltd, with common ultimate investors, are as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Opening balance	-	-	-
Borrowings	-	-	(116,935,560)
Repayment	-	-	107,389,800
Closing balance	-	-	(9,545,760)

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2012 were as follows:

Twelve-month period ending December 31,

2013	$574,689
2014	$326,554
2015	$105,004
2016	$28,637
2017	$28,637
Over 5 years	$88,299
$1,151,820

Property, Plant and Equipment [Member]
Long-term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Future payment required for purchase of property, plant and equipment are as follows:

Twelve-month period ending December 31,
2013	$16,544,896
2014	$2,616,328
2015	$1,237,375
2016	$17,061
Total	$20,415,660

Schedule of Purchase Commitments
Purchase commitments

	At December 31,
	2010	2011	2012
	$	$	$
Commitments to purchase
property, plant and equipment (1)	7,018,226	51,095,125	20,415,660
Commitments to purchase
silicon raw materials(2)	6,070,617	1,314,053,548	899,304,092
	13,088,843	1,365,148,673	919,719,752

Schedule of Long-Term Supply Agreements

Based on the prevailing market as of December 31, 2012, future payments required under these long-term supply agreements are as follows:

Twelve-month period ending December 31,
2013	$196,328,195
2014	$233,710,127
2015	$234,632,885
2016	$234,632,885
Total	$899,304,092

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Schedule of Revenues by Geographic Area

The following table summarizes the Group's revenues generated from different geographic locations in which customers are based:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Europe:
- Germany	28,200,774	57,314,051	65,979,111
- Italy	63,466,986	170,680,970	45,429,510
- Spain	19,171,470	4,432,090	656,723
- Belgium	11,850,788	46,114,145	1,953,916
- France	8,745,007	58,439,157	19,758,758
- Czech Republic and Slovakia	3,837,593	28,259,894	5,699,269
- Bulgaria			22,300,958
- UK			11,844,591
- Others	12,488,306	42,375,518	34,582,052
Europe total	147,760,924	407,615,825	208,204,888

PRC	330,377,693	38,086,463	29,148,928
India	-	49,415,452	867,177
South Korea	8,208,136	7,234	14,244
Australia	7,925,457	32,599,218	39,605,278
America	6,532,809	3,991,732	1,932,147
Others	16,414,158	34,575,831	12,948,699
Total net revenues	517,219,177	566,291,755	292,721,361

Substantially all the identifiable assets of the Group are located in the PRC.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2012
China Sunergy Co., Ltd.("China Sunergy BVI") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy (Hong Kong) Co.,Limited ("Sunergy Hong Kong") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy Europe Gmbh [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Nanjing") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Shanghai") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CEEG (Shanghai) Solar Science Technology Co., Ltd. ("SST") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CEEG (Nanjing) Renewable Energy Co., Ltd ("NRE") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy (US) Clean Tech Inc [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Trading (Hong Kong) Co., Limited [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy (Yangzhou) Co., Ltd [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy Luxembourg S.A [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN International (Hong Kong) Co., Ltd [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Holding (Luxembourg) s.a.r.l [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Renewable Energy (France) S.A.R.L [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Holding UK LTD [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Italy S.R.L [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
Hami Huiteng Electrics Co., Ltd [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Eurasia Enerji Sistemleri Sanayi ve Ticaret Anonim Sirketi [Member]
Business Acquisition [Line Items]
Percentage of ownership	80.00%
CSUN Eurasia Enerji Teknolojileri Sanayi ve Ticaret Anonim Sirketi [Member]
Business Acquisition [Line Items]
Percentage of ownership	80.00%
AEE Renewable UK 6 Limited [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
AEE Renewable UK 7 Limited [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Project Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Project assets	$ 4,761,014	$ 9,203,936
Module Cost [Member]
Project assets		3,643,086
Development [Member]
Project assets	$ 4,761,014	$ 5,560,850

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Property, Plant, and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description
over the shorter of the lease term or their estimated useful lives

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Accounting Policies [Line Items]
Loss from operations	$ (105,732,514)	$ (80,038,016)	$ 65,971,873
Average product selling price	0.74		1.92
Cash flow	(15,612,697)	(112,912,407)	30,752,160
Interest costs capitalized	3,180,454	1,290,561	115,748
Cash and cash equivalents	183,312,417	209,478,864	106,468,070	123,854,702
Restricted cash	266,610,884	84,434,680
Short-term bank borrowings	463,554,185	286,887,593
Current portion of long-term borrowings	48,865,064	35,328,572
Goodwill			14,806,586
Advertising costs	2,665,486	1,756,612	795,162
Shipping and handling costs	3,747,564	4,172,910	1,109,010
Product warranty period issued	25 years
Product warranty period for defects, period one	5 years
Product warranty period for defects, period two	10 years
Cost of warranties determined by percentage of sales	1.00%
Increase (decrease) in accrual rate	0.10%
Increase (decrease) in warranty expense	300,000
Cash and cash equivalents and restricted cash	$ 278,303,903	$ 182,448,391
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Exchange of goods period	30 days
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Exchange of goods period	45 days
Land Use Rights [Member]
Summary Of Accounting Policies [Line Items]
Amortization period	50 years

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Purchase and Selling Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Polysilicon [Member]
Purchasing And Selling Inventory [Line Items]
Sell			$ 12,962,514
Solar wafer [Member]
Purchasing And Selling Inventory [Line Items]
Sell	7,459,649	1,126,939
Purchase			62,506,786
Solar cell [Member]
Purchasing And Selling Inventory [Line Items]
Sell		2,409,196	1,078,520
Purchase	26,887,923	6,562,641
Solar module [Member]
Purchasing And Selling Inventory [Line Items]
Sell	1,148,789
Purchase		$ 12,523,974

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Warranty Costs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Beginning Balance	$ 14,763,321	$ 8,630,604	$ 513,459
Increase due to acquisition of SST & NRE			6,376,107
Addition	2,760,248	6,233,291	1,741,038
Claimed	(359,858)	(100,574)
Ending Balance	$ 17,163,711	$ 14,763,321	$ 8,630,604

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Reconciliation of Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Opening balance	$ (15,869,894)	$ (3,213,378)	$ (7,386,030)
Addition due to acquisition			(374,776)
Addition	(47,400,809)	(12,267,390)	(1,240,666)
Write-off	361,049	86,052	5,996,375
Effect of exchange rate change in foreign currency	(96,439)	(475,178)	(208,281)
Ending balance	$ (63,006,093)	$ (15,869,894)	$ (3,213,378)

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Accounts Receivable from Customers Accounting for 10% Percent or More) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Minimum [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	10.00%
Company A [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable		[1]	13.00%
Company B [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable		[1]	10.00%
Company C [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	22.00%			[1]

[1]	Less than 10%

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings (Loss) Per Share) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities	5,155,598	14,091,376	965,214
Outstanding options and restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities	344,190	676,744	965,214
Assumed conversion of convertible senior notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities	4,811,408	13,414,632

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Income Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Net income (loss) attributable to ordinary shareholders- for the calculation of basic income (loss) per share	$ (133,580,664)	$ (94,292,695)	$ 51,734,255
Interest expense of convertible senior notes			3,090,395
Net income (loss) attributable to ordinary shareholders- for the calculation of diluted income (loss) per share	$ (133,580,664)	$ (94,292,695)	$ 54,824,650
Weighted-average ordinary shares outstanding-for the calculation of basic income (loss) per share	240,701,253	240,701,253	240,545,811
Assumed conversion of convertible senior bonds			21,463,412
Weighted-average ordinary shares outstanding- for the calculation of diluted income (loss) per share	240,701,253	240,701,253	262,009,223
Net income (loss) per share:
Basic	$ (0.55)	$ (0.39)	$ 0.22
Diluted	$ (0.55)	$ (0.39)	$ 0.21

BUSINESS ACQUISITIONS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 01, 2010
Business Acquisition [Line Items]
Total purchase consideration				$ 46,000,000
Goodwill			14,806,586
Net income (loss)	(133,593,621)	(94,292,695)	51,734,255
NRE [Member]
Business Acquisition [Line Items]
Net income (loss)			(1,097,111)
SST [Member]
Business Acquisition [Line Items]
Net income (loss)			$ 22,849,337

BUSINESS ACQUISITIONS (Schedule of Business Acquisition Contingent Consideration) (Details) (USD $)	Dec. 31, 2010
BUSINESS ACQUISITIONS [Abstract]
Total consideration paid in cash	$ 46,048,500

BUSINESS ACQUISITIONS (Schedule of Acquisition of Assets Acquired and Liabilities Assumed) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Business Acquisition [Line Items]
Current Assets	214,555,689
Liabilities assumed	(204,093,228)
Property, plant and equipment	10,255,200
Land use right	4,784,260
Order backlog	44,852
Customer relationship	8,073,439
Goodwill	14,806,586
Deferred tax liability	(2,378,298)
Total consideration	46,048,500
Land Use Rights [Member]
Business Acquisition [Line Items]
Amortization period	47 years 8 months 12 days
Order backlog [Member]
Business Acquisition [Line Items]
Amortization period	2 months 1 day
Customer relationship [Member]
Business Acquisition [Line Items]
Amortization period	3 years
Minimum [Member] | Property, plant and equipment [Member]
Business Acquisition [Line Items]
Amortization period	5 years
Maximum [Member] | Property, plant and equipment [Member]
Business Acquisition [Line Items]
Amortization period	10 years

BUSINESS ACQUISITIONS (Summary of Unaudited Pro Forma Financial Information) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
BUSINESS ACQUISITIONS [Abstract]
Pro forma revenue	$ 690,988,454
Pro forma income (loss)	$ 55,402,319
Pro forma income (loss) per share, Basic	$ 0.23
Pro forma income (loss) per share, Diluted	$ 0.21

INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Raw materials	$ 31,080,141	$ 11,022,409
Work-in-process	9,379,249	4,438,970
Finished goods	43,396,231	28,516,038
Inventories	83,855,621	43,977,417
Inventory write down	$ 6,925,478	$ 7,765,270	$ 2,539,538

PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 169,393,419	$ 162,490,629
Less: Accumulated depreciation	(69,220,427)	(52,848,331)
Property, plant and equipment	100,172,992	109,642,298
Construction in process	105,533,732	54,893,175
Property, plant and equipment, net	205,706,724	164,535,473
Depreciation expense	16,382,485	17,513,454	12,068,824
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	24,236,755	23,904,165
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	133,014,758	127,386,626
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,524,286	9,931,517
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,617,620	$ 1,268,321

PREPAID LAND USE RIGHTS, NET (Schedule of Land Use Rights, Net) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID LAND USE RIGHTS, NET [Abstract]
Prepaid land use rights, cost	$ 30,086,477	$ 24,261,289
Less: Accumulated amortization	(1,539,060)	(901,373)
Prepaid land use rights, net	$ 28,547,417	$ 23,359,916

PREPAID LAND USE RIGHTS, NET (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PREPAID LAND USE RIGHTS, NET [Abstract]
Prepaid land use right for future expansion		$ 5,800,000
Amortization expense	637,687	300,536	169,248
Amortization expense, 2013	648,608
Amortization expense, 2014	648,608
Amortization expense, 2015	648,608
Amortization expense, 2016	648,608
Amortization expense, 2017	$ 648,608

INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 8,122,776	$ 8,122,776
Less: Accumulated amortization	(6,136,155)	(3,283,830)
Total	1,986,621	4,838,946
Amortization expense related to intangible assets	2,852,325	2,786,725	497,105
Amortization expense related to intangible assets, next twelve months	1,986,621
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	8,073,439	8,073,439
Order backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	44,852	44,852
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 4,485	$ 4,485

BANK BORROWINGS (Schedule of Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
BANK BORROWINGS [Abstract]
Short-term bank borrowings	$ 463,554,185	$ 286,887,593
Current portion of long-term borrowings	48,865,064	35,328,572
Long-term bank borrowings	122,859,120	125,438,845
Total	$ 635,278,369	$ 447,655,010

BANK BORROWINGS (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 China Development Bank [Member]	Dec. 31, 2012 China Development Bank [Member] Loan Two [Member]	Dec. 31, 2012 China Import & Export Bank [Member]	Dec. 31, 2012 China Import & Export Bank [Member] Loan Two [Member]	Dec. 31, 2012 Shanghai Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Short-term bank borrowings annual average interest rates	6.35%	6.65%
Long-term bank borrowings have annual average interest rates	4.61%	5.55%
Short term credit facility	$ 802,800,000		$ 57,400,000		$ 31,800,000		$ 12,700,000
Short term credit facility, amount withdrawn	311,500,000			30,000,000		39,800,000
Short term credit facility, amount available	$ 491,300,000
Credit facility period			6 years	3 years	13 months	2 years	6 years

BANK BORROWINGS (Schedule of Short-Term Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank borrowings	$ 463,554,185	$ 286,887,593
Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	387,900,000	153,000,000
China Electric Equipment Group Co., Ltd. and Group chairman Mr. Tingxiu Lu [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	69,200,000	76,700,000
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	50,000,000
China Electric Equipment Group Co., Ltd and Jiangsu Xinde Asset Management Co., Ltd. [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	19,700,000	20,600,000
Jiangsu Xinde Asset Management Co., Ltd. [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	20,300,000	9,300,000
Bank of Nanjing and China Electric Equipment Group Co., Ltd. [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	39,800,000	31,700,000
Land use right and machinery [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	7,200,000	3,600,000
Construction in progress [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,900,000
Fixed deposit [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	$ 179,800,000	$ 11,100,000

BANK BORROWINGS (Schedule of Long-Term Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term bank borrowings	$ 122,859,120	$ 125,438,845
Guaranteed [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	92,800,000	95,400,000
The Group and CEEG (Nanjing) Special Transformer Co., Ltd's real estate, and CEEG (Jiangsu) Limited [Member] | Guaranteed [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	31,800,000
Bank of Nanjing and China Electric Equipment Group Co., Ltd. [Member] | Guaranteed [Member]
Debt Instrument [Line Items]
Long-term bank borrowings		39,700,000
Land use right and machinery [Member] | Guaranteed [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	50,200,000	46,200,000
Construction in progress [Member] | Guaranteed [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	$ 10,800,000	$ 9,500,000

DERIVATIVES FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DERIVATIVES FINANCIAL INSTRUMENTS [Abstract]
Changes in fair value of derivatives	$ (369,309)	$ (5,173,903)	$ 2,919,710
Notional amount of outstanding foreign exchange forward contracts	6,600,000	2,600,000
Foreign exchange forward contract	$ (72,501)	$ 249,139

FAIR VALUE MEASUREMENT (Schedule of Recurring Fair Value Measurements) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forward contract	$ (72,501)	$ 249,139
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forward contract
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forward contract	(72,501)	249,139
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forward contract

FAIR VALUE MEASUREMENT (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENT [Abstract]
Goodwill impairment loss		$ 14,806,586
Convertible senior notes	1,500,000
Fair value of debt	$ 200,000	$ 3,000,000

CONVERTIBLE SENIOR NOTES (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended										0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2008 Convertible Senior Notes Due June 15, 2013 [Member]	Dec. 31, 2012 Share lending arrangement [Member]	Dec. 31, 2011 Share lending arrangement [Member]	Dec. 31, 2010 Share lending arrangement [Member]	Dec. 31, 2012 Convertible notes [Member]	Dec. 31, 2011 Convertible notes [Member]	Dec. 31, 2010 Convertible notes [Member]	Dec. 31, 2012 Conversion [Member]	Dec. 31, 2012 American Depository Shares [Member] Share lending arrangement [Member]	Dec. 31, 2012 American Depository Shares [Member] Conversion [Member]	Dec. 31, 2012 American Depository Shares [Member] Conversion connected to fundamental change [Member] Maximum [Member]	Jul. 01, 2008 Over-Allotment [Member] Convertible Senior Notes Due June 15, 2013 [Member]	Dec. 31, 2012 Common Stock [Member] Conversion [Member]	Dec. 31, 2012 Cash [Member] Share lending arrangement [Member]	Dec. 31, 2012 Deposit [Member] Share lending arrangement [Member]
Equity, Class of Treasury Stock [Line Items]
Convertible senior notes issued				$ 54,500,000											$ 4,500,000
Convertible senior notes interest rate				4.75%
Conversion of stock, shares													27.1	32.52		18
Conversion amount											1,000
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Conversion price													$ 36.9	$ 30.75		$ 0.0001
Conversion denomination amount											1,000
Stock repurchase								26,000,000	16,500,000
Default percentage of principal amount, minimum	25.00%
Issuance costs	4,300,000				1,900,000
Shares borrowed												1,477,000
Percentage of market value provided as collateral																	100.00%	100.00%
Lending fee per share												$ 0.0018
Collateral account payable		1,654,240			2,100,000	1,700,000
Fair value outstanding loaned shares					2,100,000
Unamortized balance		980,683			560,000
Amortization of convertible senior notes	964,749	1,630,061	1,000,395		300,000	500,000	300,000	700,000	1,100,000	700,000
Payment of convertible senior notes repurchase	15,651,250	9,060,000
Gain on repurchase of convertible senior notes	$ 10,348,750	$ 7,440,000

MAINLAND CHINA CONTRIBUTION PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Total contributions	$ 6,200,000	$ 6,100,000	$ 3,700,000

PROFIT APPROPRIATION (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)
Distribution Of Profit [Abstract]
General reserve fund annual appropriation after tax profit	10.00%	10.00%
Amount of restricted paid-in capital and statutory reserve funds	$ 49,400,000		$ 7,900,000
Restricted share capital	284,600,000	1,789,200,000
Amount not available for distributions	$ 292,500,000	1,838,600,000

OTHER (EXPENSE) INCOME, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER (EXPENSE) INCOME, NET [Abstract]
Foreign currency exchange gain (loss) , net	$ 397,621	$ (10,649,047)	$ (5,052,285)
Convertible notes repurchase gain	10,348,750	7,440,000
Government grants	889,239	565,076	153,871
Others	(148,672)	744,162	1,211,926
Other (expense) income, net	$ 11,486,938	$ (1,899,809)	$ (3,686,488)

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Statue of limitations period	3 years
Accumulated deficit	$ (214,587,069)	$ (81,006,405)
EIT [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
Extended [Member]
Income Tax Disclosure [Line Items]
Statue of limitations period	5 years
Special circumstance [Member]
Income Tax Disclosure [Line Items]
Statue of limitations period	10 years
Underpayment of income tax liability in excess of	100,000
FIE [Member]
Income Tax Disclosure [Line Items]
Withholding income tax rate	10.00%
China Sunergy (Hong Kong) Co.,Limited ("Sunergy Hong Kong") [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%	16.50%	16.50%
China Sunergy Trading (Hong Kong) Co., Limited [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Nanjing") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate	15.00%
Tax exemption period	2 years
Enterprise income tax reduction	50.00%
Enterprise income tax reduction period	3 years
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Shanghai") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
CEEG (Shanghai) Solar Science Technology Co., Ltd. ("SST") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate	15.00%
CEEG (Nanjing) Renewable Energy Co., Ltd ("NRE") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Statue of limitations period	6 years
PRC Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Accumulated capital losses	73,500,000	76,400,000
Change in valuation allowance	52,900,000
Accumulated deficit	$ (238,600,000)

INCOME TAXES (Schedule of Income Taxes by Tax Jurisdictions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from operations before income tax:
PRC	$ (107,662,760)	$ (111,763,011)	$ 61,183,507
Other jurisdictions	(9,635,640)	3,698,354	(3,882,090)
Income (loss) before income taxes	$ (117,298,400)	$ (108,064,657)	$ 57,301,417

INCOME TAXES (Schedule of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense:
PRC		$ 822,238	$ 6,367,680
Other jurisdictions	(339,223)	2,866,755
Total current income tax expense	(339,223)	3,688,993	6,367,680
Deferred income tax credit
PRC	17,231,276	(17,460,955)	(800,518)
Other jurisdictions	(1,275,278)
Total deferred income tax credit	15,955,998	(17,460,955)	(800,518)
Total income tax credit (expense)	$ (16,295,221)	$ 13,771,962	$ (5,567,162)

INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Different tax rates in other jurisdictions	(0.50%)	1.20%	3.90%
Other non-deductible expense for tax purposes	(0.20%)	(0.10%)	0.20%
Effect of tax holiday	(5.20%)	(4.90%)	(14.20%)
Effect of future tax rate change	7.80%	(1.60%)	(5.10%)
50% additional deduction of R&D expense	0.70%	0.80%	(0.20%)
Change in valuation allowance	(41.10%)	(3.40%)	(0.30%)
Others	(0.40%)	(0.90%)	0.40%
Effective income tax rate	(13.90%)	16.10%	9.70%
Gross tax exemption	$ 6,041,242	$ 5,255,781	$ 8,154,413
Tax holiday per share-basic	$ 0.03	$ 0.02	$ 0.03
Tax holiday per share-diluted	$ 0.03	$ 0.02	$ 0.03

INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Depreciation of property, plant and equipment	$ 1,720,769	$ 824,738
Warranty costs	4,231,091	3,564,779
Inventory write-down	932,744	1,449,722
Allowance for doubtful accounts	13,486,357	4,726,729
Tax losses carried forward	39,472,810	17,277,185
Fixed assets impairment	169,793	113,017
Others	64,535	268,087
Gross total deferred tax assets	60,078,099	28,224,257
Valuation allowance	(52,895,481)	(4,209,947)
Net deferred tax assets	7,182,618	24,014,310
Analysis as:
Current	1,727,054	6,416,008
Non-current	$ 5,455,564	$ 17,598,302

INCOME TAXES (Schedule of Deferred Tax Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liabilities:
Derivative assets		$ (62,285)
Intangible assets	(956,099)	(1,769,508)
Analysis as:
Current	(518,592)	(786,358)
Non-current	(437,507)	(1,045,435)
Total deferred tax liabilities	$ (956,099)	$ (1,831,793)

SHARE-BASED COMPENSATION (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended					0 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended
	Jan. 09, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 09, 2009 Certain Employees [Member]	Jan. 09, 2009 Consultant [Member]	Jan. 10, 2008 Share Incentive Plan [Member]	Dec. 31, 2007 Share Incentive Plan [Member]	Feb. 05, 2008 Second Plan [Member]	Feb. 05, 2008 Second Plan [Member] Restricted stock [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2009 Maximum [Member]	Feb. 05, 2008 Maximum [Member] Second Plan [Member]
Options authorized										2,500,000
Granted	260,002						80,640	100,002	716,226	2,050,900	2,397,301	1,078,785
Vesting period for plan								5 years		4 years	3 years
Contractual life of the option	10 years									10 years			6 years	10 years
Shares Issued															4,190,748
Price per share	$ 1.283						$ 0.7	$ 0.7	$ 1.283
Share-based compensation		$ 217	$ (108,222)	$ 543,510
Weighted average fair value of stock options granted					$ 0.22	$ 1.2

SHARE-BASED COMPENSATION (Schedule of Assumptions Used to Estimate Fair Value) (Details)	0 Months Ended	12 Months Ended
	Jan. 09, 2009	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return, minimum		1.51%
Average risk-free rate of return, maximum		2.40%
Contractual life of the option	10 years
Volatility rate		84.00%
Dividend yield		0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life of the option		6 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life of the option		10 years

SHARE-BASED COMPENSATION (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Number of Options, Outstanding at January 1, 2012	676,744
Forfeited	(332,554)
Number of options, Outstanding at December 31, 2012	344,190
Number of Options, Options vested or expected to vest at December 31, 2012	344,190
Number of Options, Options exercisable at December 31, 2012	344,190
Weighted average exercise price, Outstanding at January 1, 2012	$ 1.197
Weighted average exercise price, Forfeited	$ 1.283
Weighted average exercise price, Outstanding at December 31, 2012	$ 1.114
Weighted average exercise price, Options vested and expected to vest at December 31, 2012	$ 1.114
Weighted average exercise price, Options exercisable at December 31, 2012	$ 1.114
Weighted average remaining contract term, Outstanding at December 31, 2012	3 years 9 months 29 days
Weighted average remaining contract term, Options vested or expected to vest at December 31, 2012	3 years 9 months 29 days
Weighted average remaining contract term, Options exercisable at December 31, 2012	3 years 9 months 29 days
Aggregate intrinsic value, Outstanding at December 31, 2012
Aggregate intrinsic value, Vested and expected to vest at December 31, 2012
Aggregate intrinsic value, Options exercisable at December 31, 2012

RELATED PARTY TRANSACTIONS AND BALANCES (Amounts Due from Related Parties) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from related parties	$ 67,006,828	$ 30,256,020
Trade related balances [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	63,801,695	29,640,303
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 3,205,133	$ 615,717

RELATED PARTY TRANSACTIONS AND BALANCES (Trade Related Balances to Receivables and Prepayments) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from related parties	$ 67,006,828	$ 30,256,020
Trade Related Balances [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	63,801,695	29,640,303
Trade Related Balances [Member] | CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	63,801,695	23,824,464
Trade Related Balances [Member] | CEEG (Nanjing) Special Transformer Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		$ 5,815,839

RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 CEEG (Nanjing) Semiconductor Co., Ltd. [Member]	Mar. 31, 2011 NRE [Member] sqm	Dec. 31, 2010 NRE [Member] sqm	Feb. 28, 2011 China Sunergy (Shanghai) Co., Ltd. ("Sunergy Nanjing") [Member]	Dec. 31, 2012 Non-trade related balance [Member]	Dec. 31, 2011 Non-trade related balance [Member]	Dec. 31, 2012 Non-trade related balance [Member] CEEG (Nanjing) Semiconductor Co., Ltd. [Member]	Dec. 31, 2012 Non-trade related balance [Member] Nanjing, PRC to Turkey through China Electric Equipment Group Co., Ltd. and the others mainly pertains to Eco Energy s.r.l's [Member]	Dec. 31, 2012 Non-trade related balance [Member] China Electric Equipment Group Co., Ltd. [Member]	Dec. 31, 2012 Non-trade related balance [Member] CEEG Nanjing International Trade Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 67,006,828	$ 30,256,020					$ 3,205,133	$ 615,717	$ 11,400,000	$ 2,065,787	$ 1,600,000	$ 14,300,000
Payable balance for wafers purchased			56,300,000
Land purchased for use				8,000,000	5,600,000
Area of land				25,000	77,565.4
Purchased equipment and technology services						$ 800,000

RELATED PARTY TRANSACTIONS AND BALANCES (Amounts Due to Related Parties) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due to related parties	$ 70,582,470	$ 57,609,521
Trade related balances [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	56,319,984	56,970,793
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 14,262,486	$ 638,728

RELATED PARTY TRANSACTIONS AND BALANCES (Trade Related Balances to Payables and Pre-Collected Amounts) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due to related parties	$ 70,582,470	$ 57,609,521
Trade Related Balances [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	56,319,984	56,970,793
Trade Related Balances [Member] | CEEG (Nanjing) Special Transformer Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		234,770
Trade Related Balances [Member] | China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		109,699
Trade Related Balances [Member] | China Electric Equipment Group (Hong Kong) Co., Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		5,619
Trade Related Balances [Member] | Eco Energy S.r.l. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		902,482
Trade Related Balances [Member] | CEEG (Jiangsu) Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		1,859
Trade Related Balances [Member] | CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		11,640
Trade Related Balances [Member] | CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 56,319,984	$ 55,704,724

RELATED PARTY TRANSACTIONS AND BALANCES (Sales to Related Parties) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Sales	$ 292,721,361		$ 566,291,755		$ 517,219,177
Related Parties [Member]
Related Party Transaction [Line Items]
Sales	5,832,301		10,170,102		266,262,042
CEEG Nanjing International Trade Co., Ltd. [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales			4,682		15,234,153
SST [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales		[1]		[1]	121,455,630	[1]
CEEG (Nanjing) Solar Research Institute [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales	4,997,073		10,113,561		6,564,291
NRE [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales		[1]		[1]	119,811,919
CEEG (Nanjing) Semiconductor Co., Ltd. [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales			15,609		3,196,049
China Electric Equipment Group (Hong Kong) Co., Limited [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales	245,341		36,250
China Electric Equipment Group Co., Limited [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales	51,216
CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales	537,278
CEEG Korea Co., Ltd. [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales	$ 1,393

[1]	Prior to the acquisitions

RELATED PARTY TRANSACTIONS AND BALANCES (Purchases from Related Parties) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Purchase of raw materials	$ 35,863,775		$ 73,373,091		$ 63,277,514
CEEG (Nanjing) Solar Research Institute [Member]
Related Party Transaction [Line Items]
Purchase of raw materials					1,218,487
SST [Member]
Related Party Transaction [Line Items]
Purchase of raw materials		[1]		[1]	8,332,132	[1]
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	32,011,217		73,351,421		42,376,869
NRE [Member]
Related Party Transaction [Line Items]
Purchase of raw materials		[1]		[1]	625,604	[1]
Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials					10,724,422
CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	$ 3,852,558		$ 21,670

[1]	Prior to the acquisitions

RELATED PARTY TRANSACTIONS AND BALANCES (Short-Term Borrowings) (Details) (CEEG (Nanjing) Semiconductor Co., Ltd. [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Opening balance
Borrowings	(116,935,560)
Repayment	107,389,800
Closing balance	$ (9,545,760)

COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
Rent expense	$ 1,274,139	$ 2,086,451	$ 820,175
Silicon wafers [Member]
Long-term Purchase Commitment [Line Items]
Aggregate quantity of pieces to purchase	986,000,000
Purchase agreement time period	4 years

COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases (Details) (USD $)	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 574,689
2014	326,554
2015	105,004
2016	28,637
2017	28,637
Over 5 years	88,299
Future minimum lease payments	$ 1,151,820

COMMITMENTS AND CONTINGENCIES (Schedule of Purchase Commitments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
Purchase commitments	$ 919,719,752		$ 1,365,148,673		$ 13,088,843
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments	20,415,660	[1]	51,095,125	[1]	7,018,226	[1]
Silicon raw materials [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments	$ 899,304,092	[2]	$ 1,314,053,548	[2]	$ 6,070,617	[2]

[1]	Future payment required for purchase of property, plant and equipment are as follows: Twelve-month period ending December 31, 2013 $ 16,544,896 2014 $ 2,616,328 2015 $ 1,237,375 2016 $ 17,061 Total $ 20,415,660
[2]	As of December 31, 2012, the Group had entered into certain long-term silicon procurement contracts, under which the Group agreed to purchase silicon wafers in an aggregate quantity of approximately 986 million pieces over the next four years at the price determined monthly. Based on the prevailing market as of December 31, 2012, future payments required under these long-term supply agreements are as follows: Twelve-month period ending December 31, 2013 $ 196,328,195 2014 $ 233,710,127 2015 $ 234,632,885 2016 $ 234,632,885 Total $ 899,304,092

COMMITMENTS AND CONTINGENCIES (Schedule of Purchase Commitments for Property, Plant and Equipment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
Total	$ 919,719,752		$ 1,365,148,673		$ 13,088,843
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
2013	16,544,896
2014	2,616,328
2015	1,237,375
2016	17,061
Total	$ 20,415,660	[1]	$ 51,095,125	[1]	$ 7,018,226	[1]

[1]	Future payment required for purchase of property, plant and equipment are as follows: Twelve-month period ending December 31, 2013 $ 16,544,896 2014 $ 2,616,328 2015 $ 1,237,375 2016 $ 17,061 Total $ 20,415,660

COMMITMENTS AND CONTINGENCIES (Schedule of Long-Term Supply Agreements) (Details) (USD $)	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 196,328,195
2014	233,710,127
2015	234,632,885
2016	234,632,885
Total	$ 899,304,092

SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 292,721,361	$ 566,291,755	$ 517,219,177
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	65,979,111	57,314,051	28,200,774
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45,429,510	170,680,970	63,466,986
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	656,723	4,432,090	19,171,470
Belgium [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,953,916	46,114,145	11,850,788
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	19,758,758	58,439,157	8,745,007
Czech Republic and Slovakia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,699,269	28,259,894	3,837,593
Bulgaria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	22,300,958
UK [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,844,591
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	34,582,052	42,375,518	12,488,306
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	208,204,888	407,615,825	147,760,924
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	29,148,928	38,086,463	330,377,693
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	867,177	49,415,452
South Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,244	7,234	8,208,136
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	39,605,278	32,599,218	7,925,457
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,932,147	3,991,732	6,532,809
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 12,948,699	$ 34,575,831	$ 16,414,158

SCHEDULE I (BALANCE SHEET) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Restricted cash	$ 266,610,884	$ 84,434,680
Amount due from subsidiaries	67,006,828	634,058
Total current assets	678,471,236	561,349,280
Restricted cash-collateral account		1,654,240
Convertible senior notes issuance cost		980,683
Total assets	923,085,343	809,908,627
Current liabilities:
Convertible senior notes payable	1,500,000
Total current liabilities	771,698,212	498,575,347
Collateral account payable		1,654,240
Convertible senior notes		27,500,000
Total liabilities	916,765,366	670,822,213
Equity:
Ordinary share (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2011 and 2012)	26,729	26,729
Additional paid-in capital	185,367,042	185,366,825
Accumulated deficit	(214,587,069)	(81,006,405)
Accumulated other comprehensive income	35,523,388	34,699,265
Total equity	6,330,090	139,086,414
TOTAL LIABILITIES AND EQUITY	923,058,343	809,908,627
Parent Company [Member]
Current assets:
Cash	298,551	2,013,683
Amount due from subsidiaries	81,419,439	96,937,218
Other receivables	160,086	107,620
Restricted cash-collateral account	2,097,340
Convertible senior notes issuance cost	15,934
Total current assets	83,991,350	99,058,521
Investments in subsidiaries	(73,268,494)	67,610,830
Restricted cash-collateral account		1,654,240
Convertible senior notes issuance cost		980,684
Total assets	10,722,856	169,304,275
Current liabilities:
Other liabilities	795,426	1,063,621
Collateral account payable	1,500,000
Convertible senior notes payable	2,097,340
Total current liabilities	4,392,766	1,063,621
Collateral account payable		1,654,240
Convertible senior notes		27,500,000
Total liabilities	4,392,766	30,217,861
Equity:
Ordinary share (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2011 and 2012)	26,729	26,729
Additional paid-in capital	185,367,042	185,366,825
Accumulated deficit	(214,587,069)	(81,006,405)
Accumulated other comprehensive income	35,523,388	34,699,265
Total equity	6,330,090	139,086,414
TOTAL LIABILITIES AND EQUITY	$ 10,722,856	$ 169,304,275

SCHEDULE I (BALANCE SHEET) (Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	463,247,600	463,247,600
Ordinary shares, shares issued	267,287,253	267,287,253
Ordinary shares, shares outstanding	267,287,253	267,287,253
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	463,247,600	463,247,600
Ordinary shares, shares issued	267,287,253	267,287,253
Ordinary shares, shares outstanding	267,287,253	267,287,253

SCHEDULE I (STATEMENT OF OPERATIONS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (75,874,984)	$ (41,182,119)	$ (17,518,189)
Total operating expenses	(104,539,712)	(81,855,648)	(26,330,638)
Loss from operations	(105,732,514)	(80,038,016)	65,971,873
Interest expense	(28,838,328)	(23,458,361)	(9,065,363)
Interest income	6,154,813	2,505,432	1,161,685
Other income, net	11,486,938	(1,899,809)	(3,686,488)
Net income (loss)	(133,593,621)	(94,292,695)	51,734,255
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(1,982,550)	(706,531)	(1,773,573)
Total operating expenses	(1,982,550)	(706,531)	(1,773,573)
Loss from operations	(1,982,550)	(706,531)	(1,773,573)
Interest expense	(1,426,848)	(3,794,996)	(3,090,395)
Interest income	929,636	755,895	815,331
Equity in gains (losses) of subsidiaries	(141,703,447)	(99,222,232)	55,539,477
Other income, net	10,602,545	8,675,169	243,415
Net income (loss)	$ (133,580,664)	$ (94,292,695)	$ 51,734,255

SCHEDULE 1 STATEMENT OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (133,593,621)	$ (94,292,695)	$ 51,734,255
Other comprehensive income (loss): foreign currency translation adjustments, net of tax impact nil for 2010, 2011 and 2012	824,167	6,678,512	6,812,403
Comprehensive income (loss)	(132,756,541)	(87,614,183)	58,546,658
Parent Company [Member]
Net income (loss)	(133,580,664)	(94,292,695)	51,734,255
Other comprehensive income (loss): foreign currency translation adjustments, net of tax impact nil for 2010, 2011 and 2012	824,123	6,678,512	6,812,403
Comprehensive income (loss)	$ (132,756,541)	$ (87,614,183)	$ 58,546,658

SCHEDULE 1 STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (Parent Company [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company [Member]
Foreign currency translation, tax

SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (133,593,621)	$ (94,292,695)	$ 51,734,255
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	217	(108,222)	543,510
Gain on repurchase of convertible senior notes	(10,348,750)	(7,440,000)
Amortization of convertible senior notes	964,749	1,630,061	1,000,395
Others	152,554	(223,638)
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(36,750,808)	12,321,646	(20,253,111)
Net cash provided by (used in) operating activities	(15,612,697)	(112,912,407)	30,752,160
Investing activities:
Decrease in restricted cash	(142,176,204)	553,448	(7,102,851)
Net cash provided by investing activity	(183,446,465)	(60,096,424)	(51,817,862)
Financing activities:
Payment of convertible senior notes repurchase	(15,651,250)	(9,060,000)
Net cash used in financial activities	171,163,933	260,935,357	(4,625,066)
Net increase (decrease) in cash and cash equivalents	(26,166,447)	103,010,794	(17,386,632)
Cash and cash equivalents at the beginning of the year	209,478,864	106,468,070	123,854,702
Cash and cash equivalents at the end of the year	183,312,417	209,478,864	106,468,070
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	443,100	(16,867,340)	(1,949,640)
Parent Company [Member]
Operating activities:
Net income (loss)	(133,580,664)	(94,292,695)	51,734,255
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in gains/losses of subsidiaries	141,703,447	99,222,232	(55,539,477)
Share-based compensation	217	(108,222)	543,510
Gain on repurchase of convertible senior notes	(10,348,750)	(7,440,000)
Amortization of convertible senior notes	964,750	1,630,060	1,000,395
Others	(256,363)	(223,637)
Changes in operating assets and liabilities:
Other receivables	(52,466)	200,758	(186,318)
Other liabilities	(11,832)	(876,334)	(367,258)
Amounts due from subsidiaries	15,517,779	(1,300,418)	3,704,375
Net cash provided by (used in) operating activities	13,936,118	(3,188,256)	889,482
Investing activities:
Decrease in restricted cash		11,250,000
Net cash provided by investing activity		11,250,000
Financing activities:
Payment of convertible senior notes repurchase	(15,651,250)	(9,060,000)
Net cash used in financial activities	(15,651,250)	(9,060,000)
Net increase (decrease) in cash and cash equivalents	(1,715,132)	(998,256)	889,482
Cash and cash equivalents at the beginning of the year	2,013,683	3,011,939	2,122,457
Cash and cash equivalents at the end of the year	298,551	2,013,683	3,011,939
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	$ 443,100	$ (16,867,340)	$ (1,949,640)